TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Investments — 108.0% of net assets

Common Stocks — 71.3%

U.S. Common Stocks — 53.1%

Aerospace & Defense — 1.7%
Axon Enterprise, Inc. (a)	31,460	$12,571,417
BWX Technologies, Inc.	2,990	325,013
Cadre Holdings, Inc.	79,863	3,030,801
General Dynamics Corp. (b)	774	233,903
General Electric Co. (b)	13,454	2,537,155
Hexcel Corp.	1,994	123,289
Howmet Aerospace, Inc. (b)	6,640	665,660
Huntington Ingalls Industries, Inc.	3,103	820,371
Lockheed Martin Corp. (b)	510	298,126
MDA Space Ltd. (a) (b)	113,400	1,457,275
Mercury Systems, Inc. (a) (b)	6,566	242,942
Textron, Inc.	4,988	441,837
		22,747,789
Automobile Components — 0.0%
Aptiv PLC (a)	838	60,344
Dorman Products, Inc. (a) (b)	808	91,401
		151,745
Automobiles — 0.5%
Ford Motor Co. (b)	32,198	340,011
General Motors Co. (b)	30,118	1,350,491
Rivian Automotive, Inc., Class A (a)	23,180	260,079
Tesla, Inc. (a) (b)	18,941	4,955,534
Thor Industries, Inc. (b)	993	109,121
		7,015,236
Banks — 0.9%
Bank of America Corp. (b)	70,987	2,816,764
Bank OZK	4,891	210,264
Citigroup, Inc. (b)	49,974	3,128,372
Citizens Financial Group, Inc.	37,465	1,538,688
First Citizens BancShares, Inc., Class A	44	81,002
First Horizon Corp.	67,915	1,054,720
First Internet Bancorp	904	30,971
Huntington Bancshares, Inc.	7,209	105,972
JPMorgan Chase & Co. (b)	2,465	519,770
Live Oak Bancshares, Inc. (b)	21,981	1,041,240
Pathward Financial, Inc. (b)	1,630	107,596
Prosperity Bancshares, Inc.	3,176	228,894
Texas Capital Bancshares, Inc. (a)	1,816	129,771
Truist Financial Corp. (b)	13,483	576,668

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

September 30, 2024

	Number of Shares	Value
U.S. Bancorp (b)	1,538	$70,333
Valley National Bancorp	50,495	457,485
Wells Fargo & Co. (b)	3,838	216,809
		12,315,319
Beverages — 0.3%
Boston Beer Co., Inc., Class A (a)	3,805	1,100,178
Coca-Cola Co. (b)	15,876	1,140,849
Coca-Cola Consolidated, Inc.	391	514,712
MGP Ingredients, Inc.	600	49,950
Molson Coors Beverage Co., Class B	5,207	299,507
PepsiCo, Inc. (b)	2,300	391,115
		3,496,311
Biotechnology — 1.3%
AbbVie, Inc. (b)	2,805	553,931
Agios Pharmaceuticals, Inc. (a)	18,837	836,928
Alnylam Pharmaceuticals, Inc. (a)	2,761	759,358
Apellis Pharmaceuticals, Inc. (a)	18,025	519,841
Arrowhead Pharmaceuticals, Inc. (a) (b)	40,184	778,364
Biogen, Inc. (a) (b)	2,913	564,656
CG oncology, Inc. (a)	34,158	1,288,781
Cullinan Therapeutics, Inc. (a)	38,184	639,200
Exelixis, Inc. (a)	9,287	240,998
Gilead Sciences, Inc. (b)	10,507	880,907
Incyte Corp. (a)	8,162	539,508
Insmed, Inc. (a) (b)	8,242	601,666
Legend Biotech Corp.- ADR (a) (b)	3,805	185,418
Natera, Inc. (a) (b)	13,804	1,752,418
Neurocrine Biosciences, Inc. (a)	8,227	947,915
Regeneron Pharmaceuticals, Inc. (a) (b)	4,469	4,697,992
Ultragenyx Pharmaceutical, Inc. (a)	6,850	380,517
United Therapeutics Corp. (a)	833	298,506
Vericel Corp. (a) (b)	2,224	93,964
Vertex Pharmaceuticals, Inc. (a) (b)	116	53,949
		16,614,817
Broadline Retail — 2.4%
Amazon.com, Inc. (a) (b)	161,947	30,175,584
Etsy, Inc. (a) (b)	237	13,161
Kohl's Corp.	14,737	310,951
Nordstrom, Inc. (b)	2,157	48,511
Ollie's Bargain Outlet Holdings, Inc. (a) (b)	577	56,084
Savers Value Village, Inc. (a) (b)	115,014	1,209,947
		31,814,238
Building Products — 0.2%
Armstrong World Industries, Inc. (b)	270	35,486

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Builders FirstSource, Inc. (a)	1,478	$286,525
Hayward Holdings, Inc. (a)	82,449	1,264,768
Masco Corp. (b)	767	64,382
Owens Corning	1,828	322,678
Trane Technologies PLC (b)	123	47,814
		2,021,653
Capital Markets — 1.0%
Affiliated Managers Group, Inc.	255	45,339
Bank of New York Mellon Corp.	8,124	583,791
Charles Schwab Corp. (b)	2,304	149,322
CME Group, Inc. (b)	2,398	529,119
Coinbase Global, Inc., Class A (a)	1,647	293,446
Federated Hermes, Inc.	1,782	65,524
Franklin Resources, Inc.	43,249	871,467
Goldman Sachs Group, Inc. (b)	909	450,055
Intercontinental Exchange, Inc. (b)	44,926	7,216,912
Invesco Ltd.	10,682	187,576
KKR & Co., Inc. (b)	3,577	467,085
Moody's Corp. (b)	1,469	697,173
MSCI, Inc.	62	36,142
Northern Trust Corp.	2,169	195,275
Robinhood Markets, Inc., Class A (a)	16,567	387,999
S&P Global, Inc. (b)	220	113,656
State Street Corp.	4,425	391,480
		12,681,361
Chemicals — 0.4%
Albemarle Corp.	3,939	373,063
ASP Isotopes, Inc. (a)	68,827	191,339
CF Industries Holdings, Inc. (b)	944	80,995
Chemours Co.	31,639	642,905
Eastman Chemical Co. (b)	221	24,741
FMC Corp. (b)	6,883	453,865
Ingevity Corp. (a)	8,646	337,194
Linde PLC (b)	976	465,415
LyondellBasell Industries NV, Class A (b)	4,592	440,373
Mosaic Co. (b)	15,680	419,910
Perimeter Solutions SA (a)	15,952	214,554
Scotts Miracle-Gro Co. (b)	1,049	90,948
Sherwin-Williams Co. (b)	2,427	926,313
Stepan Co.	7,626	589,109
		5,250,724
Commercial Services & Supplies — 0.2%
Brink's Co. (b)	1,608	185,949
GEO Group, Inc. (a)	2,956	37,985
GFL Environmental, Inc. (b)	26,667	1,063,480
OPENLANE, Inc. (a)	52,266	882,250
Tetra Tech, Inc. (b)	457	21,552

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Veralto Corp. (b)	1,273	$142,398
Vestis Corp.	17,565	261,718
		2,595,332
Communications Equipment — 0.5%
Applied Optoelectronics, Inc. (a)	74,268	1,062,775
Arista Networks, Inc. (a) (b)	3,878	1,488,454
Ciena Corp. (a)	512	31,534
Cisco Systems, Inc. (b)	26,370	1,403,411
Harmonic, Inc. (a)	187,357	2,729,792
		6,715,966
Construction & Engineering — 0.5%
Comfort Systems USA, Inc.	475	185,416
EMCOR Group, Inc.	427	183,837
Fluor Corp. (a)	65,638	3,131,589
Great Lakes Dredge & Dock Corp. (a) (b)	100,674	1,060,097
MasTec, Inc. (a)	923	113,621
Quanta Services, Inc. (b)	340	101,371
Valmont Industries, Inc. (b)	5,436	1,576,168
		6,352,099
Construction Materials — 0.0%
CRH PLC (b)	1,000	92,740
Eagle Materials, Inc. (b)	532	153,030
		245,770
Consumer Finance — 0.1%
Ally Financial, Inc.	2,333	83,031
American Express Co. (b)	2,976	807,091
Discover Financial Services	685	96,099
SLM Corp.	2,171	49,651
Synchrony Financial	11,627	579,955
		1,615,827
Consumer Staples Distribution & Retail — 1.8%
Albertsons Cos., Inc., Class A	561	10,367
Chefs' Warehouse, Inc. (a)	68,887	2,893,943
Costco Wholesale Corp. (b)	9,034	8,008,822
Dollar General Corp.	6,763	571,947
Grocery Outlet Holding Corp. (a)	50,341	883,485
Kroger Co.	19,630	1,124,799
Natural Grocers by Vitamin Cottage, Inc.	3,732	110,803
Performance Food Group Co. (a)	8,569	671,552
Target Corp.	4,884	761,220

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Walmart, Inc. (b)	99,997	$8,074,758
		23,111,696
Containers & Packaging — 0.1%
Ardagh Metal Packaging SA	120,410	453,946
Ball Corp. (b)	3,553	241,284
Berry Global Group, Inc. (b)	740	50,305
Crown Holdings, Inc. (b)	3,269	313,432
		1,058,967
Diversified Consumer Services — 0.3%
ADT, Inc.	20,472	148,013
Bright Horizons Family Solutions, Inc. (a) (b)	246	34,472
Duolingo, Inc. (a)	1,257	354,499
European Wax Center, Inc., Class A (a)	163,401	1,111,127
Mister Car Wash, Inc. (a)	267,346	1,740,422
Universal Technical Institute, Inc. (a) (b)	11,968	194,600
		3,583,133
Diversified Telecommunication Services — 0.4%
AT&T, Inc.	175,762	3,866,764
Frontier Communications Parent, Inc. (a)	600	21,318
Globalstar, Inc. (a)	666,492	826,450
Verizon Communications, Inc. (b)	16,728	751,255
		5,465,787
Electric Utilities — 0.1%
NRG Energy, Inc. (b)	5,295	482,374
Xcel Energy, Inc. (b)	2,649	172,980
		655,354
Electrical Equipment — 0.4%
Eaton Corp. PLC	1,370	454,073
EnerSys	7,560	771,498
Enovix Corp. (a) (b)	146,365	1,367,049
Fluence Energy, Inc. (a)	5,668	128,720
GE Vernova, Inc. (a)	227	57,881
Generac Holdings, Inc. (a)	5,535	879,401
nVent Electric PLC	2,817	197,922
Regal Rexnord Corp. (b)	715	118,604
Sensata Technologies Holding PLC	7,376	264,503
Vertiv Holdings Co., Class A (b)	12,844	1,277,850
		5,517,501
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A (b)	5,973	389,201

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Arrow Electronics, Inc. (a)	5,250	$697,357
Avnet, Inc.	4,093	222,291
Coherent Corp. (a)	2,950	262,285
Evolv Technologies Holdings, Inc. (a)	358,158	1,450,540
Flex Ltd. (a)	3,047	101,861
Jabil, Inc.	2,950	353,498
PAR Technology Corp. (a)	11,123	579,286
Powerfleet, Inc. NJ (a)	276,083	1,380,415
TD SYNNEX Corp.	4,804	576,864
Trimble, Inc. (a)	3,706	230,106
		6,243,704
Energy Equipment & Services — 0.9%
Baker Hughes Co.	11,521	416,484
Helix Energy Solutions Group, Inc. (a) (b)	123,240	1,367,964
Innovex International, Inc. (a) (b)	8,379	123,004
Oceaneering International, Inc. (a)	68,946	1,714,687
Patterson-UTI Energy, Inc.	43,018	329,088
Select Water Solutions, Inc. (b)	129,612	1,442,582
Solaris Energy Infrastructure, Inc. (b)	72,232	921,680
Tidewater, Inc. (a) (b)	42,728	3,067,443
Weatherford International PLC (b)	21,743	1,846,415
		11,229,347
Entertainment — 0.9%
Live Nation Entertainment, Inc. (a)	3,402	372,485
Madison Square Garden Sports Corp. (a)	12,267	2,554,725
Netflix, Inc. (a) (b)	7,669	5,439,392
Playtika Holding Corp.	66,852	529,468
ROBLOX Corp., Class A (a)	17,364	768,531
Spotify Technology SA (a)	1,033	380,691
TKO Group Holdings, Inc. (a)	4,218	521,809
Vivid Seats, Inc., Class A (a)	92,636	342,753
Walt Disney Co. (b)	8,152	784,141
Warner Bros Discovery, Inc. (a)	47,212	389,499
		12,083,494
Financial Services — 2.7%
AvidXchange Holdings, Inc. (a)	300,187	2,434,517
Berkshire Hathaway, Inc., Class B (a) (b)	13,561	6,241,586
Cantaloupe, Inc. (a)	14,495	107,263
Corebridge Financial, Inc.	2,714	79,140
Fidelity National Information Services, Inc.	10,926	915,052
Global Payments, Inc.	16,548	1,694,566
Marqeta, Inc., Class A (a)	121,331	596,949
Mastercard, Inc., Class A (b)	11,919	5,885,602
Paymentus Holdings, Inc., Class A (a)	33,649	673,653
PayPal Holdings, Inc. (a) (b)	16,953	1,322,843
Repay Holdings Corp. (a)	220,213	1,796,938
Swiftmerge Acquisition Corp. (a) (c) (d) (e)	1,728	15,358

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Toast, Inc., Class A (a)	74,432	$2,107,170
Visa, Inc., Class A (b)	39,158	10,766,492
Western Union Co.	29,772	355,180
		34,992,309
Food Products — 0.1%
Archer-Daniels-Midland Co.	13,243	791,137
Darling Ingredients, Inc. (a)	10,587	393,413
Freshpet, Inc. (a)	424	57,990
		1,242,540
Ground Transportation — 0.2%
Lyft, Inc., Class A (a)	24,981	318,508
Uber Technologies, Inc. (a) (b)	25,000	1,879,000
Union Pacific Corp. (b)	300	73,944
		2,271,452
Health Care Equipment & Supplies — 1.2%
Align Technology, Inc. (a)	963	244,910
IDEXX Laboratories, Inc. (a)	9,389	4,743,511
Inspire Medical Systems, Inc. (a)	3,744	790,171
Intuitive Surgical, Inc. (a) (b)	937	460,320
Medtronic PLC (b)	2,345	211,120
Merit Medical Systems, Inc. (a)	10,007	988,992
Stryker Corp.	22,293	8,053,569
Zimvie, Inc. (a)	25,946	411,763
		15,904,356
Health Care Providers & Services — 1.2%
Amedisys, Inc. (a)	104	10,037
Brookdale Senior Living, Inc. (a)	47,445	322,152
Cardinal Health, Inc.	1,271	140,471
Cencora, Inc.	4,763	1,072,056
Centene Corp. (a)	12,626	950,485
Cigna Group (b)	2,121	734,799
CVS Health Corp. (b)	51,505	3,238,635
Elevance Health, Inc. (b)	1,187	617,240
HealthEquity, Inc. (a)	24,180	1,979,133
McKesson Corp.	1,741	860,785
Molina Healthcare, Inc. (a)	1,342	462,400
NeoGenomics, Inc. (a)	137,927	2,034,423
Premier, Inc., Class A	3,418	68,360
R1 RCM, Inc. (a)	407	5,767
RadNet, Inc. (a) (b)	5,700	395,523
Talkspace, Inc. (a)	87,757	183,412
Tenet Healthcare Corp. (a)	4,068	676,102
U.S. Physical Therapy, Inc.	9,499	803,900

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

September 30, 2024

	Number of Shares	Value
UnitedHealth Group, Inc. (b)	2,255	$1,318,453
		15,874,133
Health Care REITs — 0.0%
Healthpeak Properties, Inc. (b)	20,322	464,764
Welltower, Inc. (b)	65	8,322
		473,086
Health Care Technology — 0.1%
Phreesia, Inc. (a)	62,505	1,424,489
Veeva Systems, Inc., Class A (a)	95	19,938
		1,444,427
Hotel & Resort REITs — 0.1%
Park Hotels & Resorts, Inc. (b)	46,614	657,257

Hotels, Restaurants & Leisure — 1.7%
Airbnb, Inc., Class A (a) (b)	15,133	1,919,016
Booking Holdings, Inc. (b)	1,444	6,082,301
Carnival Corp. (a) (b)	816	15,080
Cava Group, Inc. (a) (b)	2,703	334,766
Chipotle Mexican Grill, Inc. (a) (b)	700	40,334
Domino's Pizza, Inc. (b)	1,547	665,427
Expedia Group, Inc. (a) (b)	4,341	642,555
Light & Wonder, Inc. (a)	144	13,065
Marriott International, Inc., Class A	18,240	4,534,464
Marriott Vacations Worldwide Corp.	658	48,350
Norwegian Cruise Line Holdings Ltd. (a)	103,149	2,115,586
Starbucks Corp. (b)	12,166	1,186,063
Texas Roadhouse, Inc. (b)	7,795	1,376,597
Wendy's Co.	75,391	1,320,850
Wingstop, Inc. (b)	4,548	1,892,332
		22,186,786
Household Durables — 0.3%
DR Horton, Inc. (b)	2,378	453,651
Garmin Ltd. (b)	1,753	308,581
Leggett & Platt, Inc.	19,030	259,189
Lennar Corp., Class A (b)	600	112,488
Mohawk Industries, Inc. (a) (b)	2,872	461,473
Newell Brands, Inc.	25,103	192,791
NVR, Inc. (a) (b)	24	235,483
Tempur Sealy International, Inc. (b)	2,244	122,522
Toll Brothers, Inc. (b)	7,782	1,202,241
		3,348,419

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Household Products — 0.9%
Church & Dwight Co., Inc.	46,719	$4,892,413
Colgate-Palmolive Co. (b)	16,516	1,714,526
Procter & Gamble Co.	27,604	4,781,013
		11,387,952
Independent Power & Renewable Electricity Producers — 0.1%
Altus Power, Inc. (a)	281,402	894,858
Industrial Conglomerates — 0.1%
3M Co. (b)	5,185	708,790
Honeywell International, Inc. (b)	169	34,934
		743,724
Industrial REITs — 0.0%
Americold Realty Trust, Inc. (b)	1,367	38,645

Insurance — 1.2%
American International Group, Inc.	10,646	779,607
Assurant, Inc.	334	66,419
Axis Capital Holdings Ltd.	16,049	1,277,661
Cincinnati Financial Corp.	550	74,866
CNA Financial Corp.	2,245	109,870
CNO Financial Group, Inc.	13,768	483,257
Everest Group Ltd.	1,770	693,539
Fidelity National Financial, Inc.	125,514	7,789,399
Globe Life, Inc.	5,521	584,729
Hartford Financial Services Group, Inc.	2,343	275,560
Lincoln National Corp.	10,048	316,612
Markel Group, Inc. (a) (b)	274	429,791
MetLife, Inc.	852	70,273
Progressive Corp. (b)	6,846	1,737,241
Reinsurance Group of America, Inc.	1,872	407,853
Unum Group	18,595	1,105,287
		16,201,964
Interactive Media & Services — 4.0%
Alphabet, Inc., Class A (b)	104,616	17,350,564
Alphabet, Inc., Class C (b)	12,868	2,151,401
Cargurus, Inc. (a)	25,716	772,251
MediaAlpha, Inc., Class A (a)	8,348	151,182
Meta Platforms, Inc., Class A (b)	51,177	29,295,762
Pinterest, Inc., Class A (a)	32,432	1,049,824
Snap, Inc., Class A (a)	56,234	601,704
TripAdvisor, Inc. (a)	15,542	225,203

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

September 30, 2024

	Number of Shares	Value
ZoomInfo Technologies, Inc. (a)	109,153	$1,126,459
		52,724,350
IT Services — 1.3%
Amdocs Ltd.	2,418	211,527
BigCommerce Holdings, Inc. (a)	209,874	1,227,763
Cloudflare, Inc., Class A (a)	100,581	8,135,997
Cognizant Technology Solutions Corp., Class A	3,223	248,751
Couchbase, Inc. (a)	59,329	956,384
EPAM Systems, Inc. (a)	1,673	332,977
GoDaddy, Inc., Class A (a)	2,986	468,145
Grid Dynamics Holdings, Inc. (a)	29,890	418,460
Kyndryl Holdings, Inc. (a)	30,109	691,905
Okta, Inc. (a)	39,039	2,902,159
Snowflake, Inc., Class A (a)	7,518	863,517
Twilio, Inc., Class A (a)	6,999	456,475
		16,914,060
Leisure Products — 0.2%
Clarus Corp.	166,802	750,609
Hasbro, Inc. (b)	330	23,865
Latham Group, Inc. (a)	45,150	307,020
Polaris, Inc.	157	13,069
Vista Outdoor, Inc. (a)	29,871	1,170,346
		2,264,909
Life Sciences Tools & Services — 1.2%
Danaher Corp. (b)	1,775	493,486
Fortrea Holdings, Inc. (a)	56,168	1,123,360
Illumina, Inc. (a)	2,874	374,798
MaxCyte, Inc. (a)	78,365	304,840
Medpace Holdings, Inc. (a)	3,035	1,013,083
Mettler-Toledo International, Inc. (a)	3,373	5,058,488
Sotera Health Co. (a)	32,115	536,320
Thermo Fisher Scientific, Inc. (b)	119	73,610
Waters Corp. (a)	20,273	7,296,050
		16,274,035
Machinery — 0.5%
AGCO Corp. (b)	4,612	451,330
Allison Transmission Holdings, Inc.	12,347	1,186,176
CNH Industrial NV	6,182	68,620
Flowserve Corp.	9,154	473,170
Gates Industrial Corp. PLC (a)	32,670	573,359
Otis Worldwide Corp.	16,298	1,694,014
PACCAR, Inc.	5,124	505,636
RBC Bearings, Inc. (a)	3,620	1,083,756
Terex Corp.	15,640	827,513

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Timken Co. (b)	1,121	$94,489
Xylem, Inc. (b)	449	60,629
		7,018,692
Media — 0.2%
Charter Communications, Inc., Class A (a)	227	73,566
Comcast Corp., Class A (b)	11,527	481,483
Integral Ad Science Holding Corp. (a)	133,152	1,439,373
Trade Desk, Inc., Class A (a)	738	80,922
WideOpenWest, Inc. (a)	171,964	902,811
		2,978,155
Metals & Mining — 0.5%
Coeur Mining, Inc. (a)	300	2,064
Coeur Mining, Inc. (a) (c)	107,000	736,160
Constellium SE (a)	20,104	326,891
Freeport-McMoRan, Inc. (b)	1,778	88,758
Ivanhoe Electric, Inc. (a)	57,863	489,521
MP Materials Corp. (a)	18,035	318,318
Newmont Corp.	51,998	2,775,824
Perpetua Resources Corp. (a)	61,500	575,025
Royal Gold, Inc.	10,551	1,480,305
U.S. Steel Corp. (b)	663	23,424
		6,816,290
Mortgage Real Estate Investment — 0.0%
Dynex Capital, Inc.	21,046	268,547
Office REITs — 0.0%
Kilroy Realty Corp. (b)	413	15,983

Oil, Gas & Consumable Fuels — 0.9%
Antero Resources Corp. (a)	5,184	148,522
Centrus Energy Corp., Class A (a)	7,442	408,194
Coterra Energy, Inc.	20,928	501,226
Devon Energy Corp.	5,350	209,292
Exxon Mobil Corp. (b)	14,491	1,698,635
Hallador Energy Co. (a)	11,561	109,020
HF Sinclair Corp.	9,533	424,886
Kinetik Holdings, Inc. (b)	2,400	108,624
Marathon Petroleum Corp. (b)	4,792	780,665
Matador Resources Co.	5,030	248,583
Murphy Oil Corp.	2,367	79,863
Nordic American Tankers Ltd. (b)	234,058	858,993
Northern Oil & Gas, Inc. (b)	2,108	74,644
Ovintiv, Inc.	5,679	217,562
PBF Energy, Inc., Class A	4,556	141,008
Range Resources Corp.	70,971	2,183,068
Southwestern Energy Co. (a)	426,159	3,029,990

TIFF Multi-Asset Fund / schedule of investments (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Texas Pacific Land Corp. (b)	187	$165,446
Valero Energy Corp.	6,642	896,869
		12,285,090
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	828	88,977
Passenger Airlines — 0.0%
Alaska Air Group, Inc. (a) (b)	2,547	115,150
Delta Air Lines, Inc. (b)	2,441	123,978
		239,128
Pharmaceuticals — 0.8%
Bristol-Myers Squibb Co. (b)	7,789	403,003
Catalent, Inc. (a)	490	29,679
Eli Lilly & Co. (b)	2,654	2,351,285
Esperion Therapeutics, Inc. (a)	446,663	736,994
Intra-Cellular Therapies, Inc. (a)	8,891	650,554
Johnson & Johnson (b)	9,503	1,540,056
Ligand Pharmaceuticals, Inc. (a) (b)	7,228	723,451
Merck & Co., Inc. (b)	811	92,097
Organon & Co.	6,173	118,090
Pfizer, Inc. (b)	49,619	1,435,974
Roche Holding AG- SPADR (b)	854	34,117
Royalty Pharma PLC, Class A (b)	20,406	577,286
Xeris Biopharma Holdings, Inc. (a)	507,234	1,445,617
		10,138,203
Professional Services — 1.3%
Automatic Data Processing, Inc.	32,681	9,043,813
Clarivate PLC (a)	248,184	1,762,107
Concentrix Corp.	7,895	404,619
Dun & Bradstreet Holdings, Inc. (b)	50,051	576,087
First Advantage Corp. (a)	15,239	302,494
Huron Consulting Group, Inc. (a)	10,948	1,190,048
ManpowerGroup, Inc.	1,865	137,115
Spire Global, Inc. (a)	103,793	1,036,892
SS&C Technologies Holdings, Inc. (b)	32,506	2,412,270
TransUnion (b)	2,259	236,517
		17,101,962
Real Estate Management & Development — 0.0%
CBRE Group, Inc., Class A (a) (b)	200	24,896
Kennedy-Wilson Holdings, Inc. (b)	13,501	149,186
		174,082

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Semiconductors & Semiconductor Equipment — 4.8%
Advanced Micro Devices, Inc. (a) (b)	14,618	$2,398,521
Amkor Technology, Inc.	7,261	222,187
Applied Materials, Inc. (b)	14,260	2,881,233
Astera Labs, Inc. (a)	16,977	889,425
Broadcom, Inc. (b)	17,933	3,093,442
Cirrus Logic, Inc. (a)	500	62,105
First Solar, Inc. (a)	1,674	417,563
Intel Corp. (b)	8,223	192,912
KLA Corp. (b)	506	391,851
Lam Research Corp. (b)	632	515,762
Marvell Technology, Inc.	17,849	1,287,270
Micron Technology, Inc. (b)	8,500	881,535
Monolithic Power Systems, Inc.	550	508,475
NVIDIA Corp. (b)	340,922	41,401,568
PDF Solutions, Inc. (a)	8,220	260,410
QUALCOMM, Inc. (b)	4,293	730,025
Rambus, Inc. (a)	6,236	263,284
Skyworks Solutions, Inc.	1,112	109,832
Teradyne, Inc.	339	45,402
Texas Instruments, Inc. (b)	19,167	3,959,327
Universal Display Corp.	14,548	3,053,625
		63,565,754
Software — 7.6%
Adobe, Inc. (a) (b)	380	196,756
Amplitude, Inc., Class A (a)	107,369	963,100
Appfolio, Inc., Class A (a)	4,480	1,054,592
Atlassian Corp., Class A (a)	6,924	1,099,600
AvePoint, Inc. (a)	4,637	54,577
Bill Holdings, Inc. (a)	39,404	2,078,955
Blend Labs, Inc., Class A (a)	111,522	418,208
Box, Inc., Class A (a)	4,518	147,874
Clear Secure, Inc., Class A	72,049	2,387,704
Confluent, Inc., Class A (a)	14,435	294,185
Crowdstrike Holdings, Inc., Class A (a)	2,359	661,629
Datadog, Inc., Class A (a)	70,287	8,087,222
DocuSign, Inc. (a)	1,479	91,831
DoubleVerify Holdings, Inc. (a)	12,157	204,724
Elastic NV (a)	13,666	1,049,002
Fair Isaac Corp. (a)	3,943	7,663,299
Fortinet, Inc. (a)	88,565	6,868,216
Freshworks, Inc., Class A (a)	125,891	1,445,229
Gitlab, Inc., Class A (a)	46,900	2,417,226
Guidewire Software, Inc. (a)	6,156	1,126,179
HubSpot, Inc. (a)	1,981	1,053,100
Intapp, Inc. (a)	566	27,072
Meridianlink, Inc. (a)	19,340	397,824
Microsoft Corp. (b)	83,349	35,865,075
Monday.com Ltd. (a)	20,521	5,700,118
N-able, Inc. (a)	98,905	1,291,699

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
NCR Voyix Corp. (a)	215,782	$2,928,162
NextNav, Inc. (a)	40,204	301,128
Nutanix, Inc., Class A (a)	14,033	831,527
Olo, Inc., Class A (a)	202,381	1,003,810
Onestream, Inc. (a)	6,122	207,536
Oracle Corp. (b)	14,204	2,420,362
Palantir Technologies, Inc., Class A (a) (b)	7,877	293,024
Palo Alto Networks, Inc. (a) (b)	2,756	942,001
Pegasystems, Inc.	8,655	632,594
Procore Technologies, Inc. (a)	11,819	729,469
Samsara, Inc., Class A (a)	4,661	224,287
SentinelOne, Inc., Class A (a)	15,603	373,224
ServiceNow, Inc. (a) (b)	735	657,377
Silvaco Group, Inc. (a)	3,718	53,167
Smartsheet, Inc., Class A (a)	10,975	607,576
Sprout Social, Inc., Class A (a)	32,677	949,920
Teradata Corp. (a)	9,509	288,503
UiPath, Inc., Class A (a)	25,236	323,021
Weave Communications, Inc. (a)	31,199	399,347
Workday, Inc., Class A (a)	4,600	1,124,286
Zoom Video Communications, Inc., Class A (a)	19,699	1,373,808
Zscaler, Inc. (a)	3,231	552,307
		99,861,432
Specialized REITs — 0.0%
Equinix, Inc. (b)	95	84,325
Public Storage (b)	504	183,391
SBA Communications Corp. (b)	496	119,387
		387,103
Specialty Retail — 0.6%
Aaron's Co., Inc.	22,154	220,432
Abercrombie & Fitch Co., Class A (a) (b)	7,727	1,081,007
Arhaus, Inc. (b)	74,304	914,682
Best Buy Co., Inc. (b)	4,714	486,956
Burlington Stores, Inc. (a) (b)	548	144,387
CarMax, Inc. (a) (b)	1,122	86,820
Chewy, Inc., Class A (a) (b)	7,843	229,721
Dick's Sporting Goods, Inc. (b)	1,384	288,841
Foot Locker, Inc.	300	7,752
Gap, Inc. (b)	13,320	293,706
J Jill, Inc.	44,053	1,086,788
MarineMax, Inc. (a) (b)	11,021	388,711
RH (a)	270	90,296
Ross Stores, Inc. (b)	3,718	559,596
Sally Beauty Holdings, Inc. (a) (b)	40,594	550,861
TJX Cos., Inc. (b)	3,871	454,997
Warby Parker, Inc., Class A (a) (b)	8,147	133,041
Wayfair, Inc., Class A (a) (b)	3,310	185,956
		7,204,550

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc. (b)	111,707	$26,027,731
Dell Technologies, Inc., Class C (b)	2,960	350,878
Hewlett Packard Enterprise Co.	40,660	831,904
NetApp, Inc.	1,384	170,938
Pure Storage, Inc., Class A (a)	4,131	207,541
Seagate Technology Holdings PLC	5,113	560,027
		28,149,019
Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B (b)	38,177	3,374,847
Ralph Lauren Corp. (b)	9,432	1,828,582
Skechers USA, Inc., Class A (a)	9,841	658,560
Tapestry, Inc. (b)	36,177	1,699,595
		7,561,584
Tobacco — 0.9%
Altria Group, Inc. (b)	4,091	208,805
Philip Morris International, Inc. (b)	99,040	12,023,456
		12,232,261
Trading Companies & Distributors — 0.2%
Air Lease Corp. (b)	13,563	614,268
Core & Main, Inc., Class A (a) (b)	23,118	1,026,439
United Rentals, Inc. (b)	134	108,504
WESCO International, Inc.	3,396	570,460
		2,319,671
Water Utilities — 0.0%
Artesian Resources Corp., Class A	538	20,003
Consolidated Water Co. Ltd.	19,634	494,973
York Water Co.	100	3,746
		518,722
Wireless Telecommunication Services — 0.1%
Telephone & Data Systems, Inc.	62,035	1,442,314
Total U.S. Common Stocks (Cost $577,471,620)		696,789,951

Foreign Common Stocks — 18.2%

Argentina — 0.1%
Arcadium Lithium PLC (a)	397,735	1,133,545
Cresud SACIF y A - SPADR (f)	37,908	327,525

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
IRSA Inversiones y Representaciones SA SPADR (a)	847	$9,639
		1,470,709
Australia — 0.1%
Bannerman Energy Ltd. (a)	12,440	27,267
Meteoric Resources NL (a)	2,762,005	208,962
Westgold Resources Ltd. (a) (b)	437,642	779,857
		1,016,086
Bermuda — 0.0%
RenaissanceRe Holdings Ltd.	677	184,415

Brazil — 0.3%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	21,500	99,494
Centrais Eletricas Brasileiras SA	164,002	1,184,625
MercadoLibre, Inc. (a)	200	410,392
Sigma Lithium Corp. (a)	14,736	182,137
Wheaton Precious Metals Corp. (f)	23,227	1,418,705
		3,295,353
Burkina Faso — 0.1%
Endeavour Mining PLC	37,900	900,666
IAMGOLD Corp. (a)	400	2,092
		902,758
Canada — 5.1%
ADENTRA, Inc. (b)	32,600	1,022,268
Aecon Group, Inc. (b)	42,100	651,212
Ag Growth International, Inc. (b)	14,573	583,265
Algoma Steel Group, Inc. (b)	66,600	682,521
Algoma Steel Group, Inc. (b)	42,590	435,696
ARC Resources Ltd. (b)	1,200	20,283
Artemis Gold, Inc. (a)	100,516	963,949
AtkinsRealis Group, Inc. (b)	17,800	723,213
ATS Corp. (a) (b)	30,400	882,026
Awale Resources Ltd. (a)	178,000	57,252
Barrick Gold Corp. - NYSE Shares (b)	99,733	1,983,689
Bear Creek Mining Corp. (a) (f)	319,151	83,773
Bird Construction, Inc. (b)	24,600	439,269
Bombardier, Inc., Class B (a) (b)	11,500	875,053
Boyd Group Services, Inc. (b)	3,700	560,725
Brookfield Corp. (b)	6,231	331,178
Calibre Mining Corp. (a) (b)	194,300	374,966
Cameco Corp.	10,505	501,719
Canfor Corp. (a) (b)	53,700	676,188
Capstone Copper Corp. (a) (b)	199,087	1,555,954
Celestica, Inc. (a) (b)	24,100	1,232,041
Cenovus Energy, Inc. (b)	27,600	461,616
Cineplex, Inc. (a)	158,100	1,263,678

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Culico Metals, Inc. (a)	58,650	$4,337
Denison Mines Corp. (a)	701,897	1,284,472
Dundee Corp., Class A (a)	187,846	219,451
Dye & Durham Ltd. (b)	114,800	1,348,791
Enerflex Ltd. (b)	126,400	753,288
Equinox Gold Corp. (a) (f)	388,426	2,369,414
Equinox Gold Corp. (a)	435,760	2,653,778
Fission Uranium Corp. (a) (f)	2,368,111	1,803,508
Foran Mining Corp. (a)	99,368	307,850
G Mining Ventures Corp. (a) (b)	118,500	821,864
Global Atomic Corp. (a)	138,100	144,998
goeasy Ltd. (b)	5,700	762,585
Hammond Power Solutions, Inc. (b)	7,900	825,602
Hudbay Minerals, Inc.	63,930	588,036
International Tower Hill Mines Ltd. (a)	376,174	210,808
IsoEnergy Ltd. (a)	21,426	54,973
Kinaxis, Inc. (a) (b)	7,800	926,634
Kinross Gold Corp. (b)	115,300	1,080,152
Lightspeed Commerce, Inc. (a) (b)	65,156	1,074,331
Lithium Americas Argentina Corp. (a)	357,366	1,165,013
Lithium Americas Corp. (a)	228,494	616,934
Magna International, Inc. (b)	39,602	1,625,266
MEG Energy Corp.	14,644	275,133
NexGen Energy Ltd. (a) (b)	48,800	318,249
NexGen Energy Ltd. (a) (f)	14,383	93,921
North American Construction Group Ltd. (b)	28,934	541,048
Northern Dynasty Minerals Ltd. (a) (f)	752,336	247,543
Northern Dynasty Minerals Ltd. (a)	338,909	112,348
Northland Power, Inc. (b)	20,200	348,454
Novagold Resources, Inc. (a) (f)	298,819	1,225,158
Nutrien Ltd. (b)	46,413	2,230,609
NuVista Energy Ltd. (a) (b)	54,450	447,694
Osisko Gold Royalties Ltd.	4,432	82,036
Pan American Silver Corp.	7,842	163,746
Pasofino Gold Ltd. (a)	61,000	32,925
Precision Drilling Corp. (a) (b)	9,900	609,687
Sandstorm Gold Ltd.	47,860	287,160
Savaria Corp. (b)	42,800	688,306
Seabridge Gold, Inc. (a) (f)	101,511	1,706,799
Seabridge Gold, Inc. (a)	51,360	862,334
Shopify, Inc., Class A (a)	151,429	12,135,520
SilverCrest Metals, Inc. (a) (b)	102,400	950,216
Somerset Energy Partners Corp. (a) (c) (d) (e)	130,200	43,321
Sprott Physical Uranium Trust	143,485	2,778,566
Sprott, Inc.	7,362	319,041
Taseko Mines Ltd. (a)	433,985	1,093,642
Teck Resources Ltd., Class B (b)	14,400	752,128
Trisura Group Ltd. (a) (b)	15,700	501,374
Uranium Royalty Corp. (a)	41,718	102,209
Veren, Inc. (b)	57,164	352,084
Victoria Gold Corp./Vancouver (a) (c) (d)	225,800	1,670
Western Copper & Gold Corp. (a) (f)	211,973	252,340
		66,558,880

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Chile — 0.1%
Lundin Mining Corp.	57,251	$599,835
Sociedad Quimica y Minera de Chile SA - SPADR (f)	30,750	1,281,660
		1,881,495
China — 0.5%
Alibaba Group Holding Ltd. - SPADR	4,018	426,390
Baidu, Inc., Class A (a)	93,050	1,225,948
CGN Power Co. Ltd., Class H (g)	1,551,000	598,336
Changgang Dunxin Enterprise Co. Ltd. (a) (c) (d)	4,640,000	—
China Communications Services Corp. Ltd., Class H	2,092,000	1,134,748
China Gas Holdings Ltd.	333,200	309,822
Guangshen Railway Co. Ltd., Class H (f)	2,324,000	662,723
indie Semiconductor, Inc., Class A (a)	175,526	700,349
NXP Semiconductors NV	3,111	746,671
Shanghai Electric Group Co. Ltd., Class H (a)	2,782,000	626,001
Sinopharm Group Co. Ltd., Class H	133,200	352,825
		6,783,813
Colombia — 0.1%
Aris Mining Corp. (a)	228,506	1,057,671

Denmark — 2.0%
Coloplast AS, Class B	36,968	4,830,040
GN Store Nord AS (a) (b)	21,033	470,813
H Lundbeck AS (b)	615,490	3,981,320
NKT AS (a)	1,478	139,608
Novo Nordisk AS, Class B (b)	103,414	12,313,843
Novo Nordisk AS - SPADR (b)	3,808	453,419
Novonesis (Novozymes) B, Shares - B (b)	48,517	3,493,676
		25,682,719
Finland — 0.5%
Mandatum OYJ	62,184	306,784
Mandatum OYJ (b)	115,001	569,248
Nanoform Finland PLC (a)	437,542	783,270
Nordea Bank Abp (b)	176,911	2,083,711
Sampo OYJ, Shares - A (b)	48,075	2,244,962
		5,987,975
France — 1.3%
Carrefour SA	83,897	1,430,920
Euroapi SA (a) (f)	187,813	792,547
L'Oreal SA	19,298	8,651,360
LVMH Moet Hennessy Louis Vuitton SE	8,384	6,439,032
		17,313,859

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Germany — 0.3%
BioNTech SE - ADR (a) (b)	8,497	$1,009,189
E.ON SE	14,895	221,487
K&S AG	248,907	3,192,872
		4,423,548
Hong Kong — 0.1%
Bank of East Asia Ltd.	29,000	37,274
CECEP COSTIN New Materials Group Ltd. (a) (c) (d)	1,736,000	—
Hi Sun Technology China Ltd. (a) (f)	4,662,000	230,798
Hua Han Health Industry Holdings Ltd. (a) (c) (d)	6,984,000	—
Hutchison Port Holdings Trust	89,600	13,533
K Wah International Holdings Ltd.	91,000	22,722
Luks Group Vietnam Holdings Co. Ltd.	1,682,000	181,748
PAX Global Technology Ltd.	323,000	216,097
		702,172
Indonesia — 0.4%
First Pacific Co. Ltd.	962,000	529,752
First Resources Ltd.	1,148,400	1,313,127
Golden Agri-Resources Ltd.	13,444,800	2,927,917
Indofood Sukses Makmur Tbk. PT	150,900	70,329
Media Nusantara Citra Tbk. PT (a)	1,253,600	25,664
United Tractors Tbk. PT	49,900	89,553
		4,956,342
Ireland — 0.0%
Accenture PLC, Class A	632	223,399
AerCap Holdings NV	2,841	269,100
		492,499
Israel — 0.1%
Global-e Online Ltd. (a)	11,029	423,955
JFrog Ltd. (a)	17,741	515,199
Nice Ltd. - SPADR (a)	400	69,468
SimilarWeb Ltd. (a)	6,773	59,873
Tower Semiconductor Ltd. (a)	8,094	358,240
		1,426,735
Italy — 0.1%
Stevanato Group SpA (b)	51,555	1,031,100
Terna - Rete Elettrica Nazionale	25,873	233,077
		1,264,177
Japan — 0.4%
Electric Power Development Co. Ltd.	32,200	537,867
Fukuda Corp.	9,000	337,893
Inpex Corp.	23,300	316,066

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Japan Petroleum Exploration Co. Ltd. (f)	68,000	$494,571
Kamigumi Co. Ltd.	23,700	537,657
Kato Sangyo Co. Ltd. (f)	12,300	363,813
Kyorin Pharmaceutical Co. Ltd.	102,300	1,083,602
Suzuken Co. Ltd.	8,200	286,693
West Japan Railway Co.	58,900	1,119,376
		5,077,538
Kazakhstan — 0.3%
Halyk Savings Bank of Kazakhstan JSC - GDR (h)	48,234	848,581
NAC Kazatomprom JSC - GDR (h)	1,353	49,429
NAC Kazatomprom JSC - GDR (h)	4,428	161,622
NAC Kazatomprom JSC - GDR, 144A Shares (g)	70,308	2,566,242
		3,625,874
Lebanon — 0.0%
Solidere - ADR (a) (c) (d) (h)	38,451	518,800

Macau — 0.1%
SJM Holdings Ltd. (a) (f)	1,957,000	777,586

Malaysia — 0.1%
Genting Plantations Bhd.	299,100	380,382
Oriental Holdings Bhd.	322,700	594,743
		975,125
Malta — 0.2%
Kambi Group PLC (a)	159,524	2,053,127

Mexico — 0.1%
Coca-Cola Femsa SAB de CV - SPADR	11,787	1,045,743
Corp. Inmobiliaria Vesta SAB de CV - ADR	6,948	187,179
		1,232,922
Myanmar — 0.0%
Yoma Strategic Holdings Ltd. (a)	3,695,700	276,833

Netherlands — 0.0%
ASML Holding NV (b)	553	460,787
Newamsterdam Pharma Co. NV (a) (b)	9,859	163,660
		624,447
Norway — 0.1%
Seadrill Ltd. (a) (b)	24,227	962,781

Puerto Rico — 0.0%
Popular, Inc.	4,175	418,627

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Russia — 0.0%
Etalon Group PLC - GDR (a) (c) (d) (h)	599,848	$—
Etalon Group PLC - GDR - LSE Shares (a) (c) (d) (h)	84,223	—
Federal Grid Co-Rosseti PJSC (a) (c) (d)	1,019,443,892	—
Gazprom PJSC (c) (d)	1,409,587	—
Lenta International Co. PJSC - GDR (a) (c) (d)	351,208	—
LSR Group PJSC (c) (d)	96,020	—
Moscow Exchange MICEX-RTS PJSC (c) (d)	798,487	—
Polyus PJSC - GDR (a) (c) (d) (h)	34,231	—
RusHydro PJSC (a) (c) (d)	354,557,380	—
Sberbank of Russia PJSC (c) (d)	688,194	—
VTB Bank PJSC (a) (c) (d)	530,060	—
		—
South Africa — 0.6%
Anglo American Platinum Ltd. (f)	76,230	2,738,947
Harmony Gold Mining Co. Ltd. - SPADR	65,447	665,596
Impala Platinum Holdings Ltd. (a) (f)	758,950	4,254,638
		7,659,181
South Korea — 1.5%
Chong Kun Dang Pharmaceutical Corp.	2,988	257,624
DL E&C Co. Ltd.	48,123	1,102,359
GS Holdings Corp.	23,903	779,602
Hana Financial Group, Inc.	7,580	341,839
Hankook & Co. Co. Ltd.	61,390	804,717
Hyundai Department Store Co. Ltd.	38,095	1,426,593
Korea Electric Power Corp.	83,124	1,299,832
Korea Electric Power Corp. - SPADR (a) (f)	106,105	823,375
Korean Reinsurance Co.	107,955	678,059
KT Corp. - SPADR (f)	272,770	4,195,203
LG Corp.	28,868	1,736,229
LG Uplus Corp.	622,488	4,672,594
Lotte Chemical Corp.	21,322	1,652,026
LX Holdings Corp.	36,830	200,553
LX International Corp.	7,626	175,567
PHA Co. Ltd.	24,181	185,603
		20,331,775
Spain — 0.3%
Amadeus IT Group SA (f)	53,854	3,887,078

Sri Lanka — 0.0%
Hemas Holdings PLC	1,337,560	352,646

Sweden — 1.2%
Alfa Laval AB (b)	36,937	1,773,629
Alleima AB (b)	1	7
Atlas Copco AB, Class A (f)	118,678	2,296,019

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Atlas Copco AB, Shares - B (b)	91,871	$1,572,474
Boule Diagnostics AB (a)	180,978	160,029
Elanders AB, Shares - B	23,774	216,164
Fortnox AB (b)	405,180	2,518,280
Getinge AB, Class B (b)	6,783	146,418
Greater Than AB (a)	280,071	1,070,018
Infant Bacterial Therapeutics AB (a)	37,434	122,777
Investor AB, Shares - B (b)	84,042	2,588,448
Nibe Industrier AB, Shares - B (b)	50,160	275,239
Skandinaviska Enskilda Banken AB, Class A (b)	106,591	1,630,785
Synsam AB (b)	147,891	730,222
Xvivo Perfusion AB (a) (b)	7,230	364,685
		15,465,194
Switzerland — 0.2%
Sportradar Group AG, Class A (a)	270,981	3,281,580

Taiwan — 0.7%
Taiwan Semiconductor Manufacturing Co. Ltd. - SPADR (b)	55,193	9,585,368

Thailand — 0.1%
Kasikornbank PCL	118,000	879,930
Valeura Energy, Inc. (a)	280,600	846,499
		1,726,429
Ukraine — 0.1%
Astarta Holding PLC	45,135	369,140
MHP SE GDR (a) (h)	236,097	942,446
		1,311,586
United Kingdom — 0.9%
Anglogold Ashanti PLC (b)	785	20,905
Ashmore Group PLC	8,306	22,808
CK Hutchison Holdings Ltd.	510,000	2,895,380
Gabriel Resources Ltd. (a)	1,934,000	21,450
Indivior PLC (a) (b)	60,351	588,422
TechnipFMC PLC (b)	9,919	260,175
Unilever PLC	91,708	5,939,192
Vodafone Group PLC	628,362	630,704
Yellow Cake PLC (a) (g)	180,070	1,349,610
		11,728,646
Zambia — 0.1%
First Quantum Minerals Ltd. (a)	56,394	768,905
Total Foreign Common Stocks (Cost $229,276,960)		238,043,254
Total Common Stocks (Cost $806,748,580)		934,833,205

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Contracts	Value
Right — 0.0%
Pan American Silver Corp., Expiring 02/22/29 (Canada) (a) (c) (Cost $72,701)	348,227	$147,997

Warrants — 0.0%
Atlas Salt, Inc., Expiring 01/16/25 (Canada) (a) (c)	137,250	2
Awale Resources Ltd., Expiring 05/08/26 (Canada) (a) (c)	89,000	4,828
Cardiol Therapeutics, Inc., Expiring 11/05/24 (Canada) (a) (c)	7,900	16
EBET, Inc., Expiring 08/02/28 (United States) (a) (c)	266	13
Encore Energy Corp., Expiring 02/08/26 (Canada) (a) (c)	49,400	92,584
Esports Technologies, Inc., Expiring 11/30/26 (United States) (a) (c) (e)	1,005	43
Givex Corp., Expiring 11/25/24 (Canada) (a) (c)	30,000	6,588
Global Atomic Corp., Expiring 12/31/24 (Canada) (a) (c)	61,100	70
Gold Royalty Corp., Expiring 06/14/27 (Canada) (a) (c)	237,700	71,310
Heliostar Metals Ltd., Expiring 03/09/26 (Canada) (a) (c)	131,700	25,327
Hive Digital Technologies Ltd., Expiring 12/28/26 (Canada) (a) (c)	44,900	64,227
i-80 Gold Corp., Expiring 05/01/28 (Canada) (a)	310,750	94,205
Organigram Holdings, Inc., Expiring 04/02/28 (Canada) (a) (c)	337,500	231,291
Rambler Metals & Mining PLC, Expiring 01/13/26 (United Kingdom) (a) (c) (d)	9,834	—
Royal Helium Ltd., Expiring 06/30/25 (Canada) (a) (c) (e)	1,159,587	10,307
Royal Helium Ltd., Expiring 01/10/26 (Canada) (a) (c) (e)	1,538,400	10,182
Saltire Capital Ltd., Expiring 04/05/30 (Canada) (a)	16,150	19,380
Trillion Energy International, Inc., Expiring 06/29/25 (Canada) (a)	1,561,485	5,773
Ur-Energy, Inc., Expiring 02/21/26 (Canada) (a) (c)	50,000	12,905
Village Farms International, Inc., Expiring 09/10/25 (United States) (a) (c)	75,000	51
Total Warrants (Cost $345,128)		649,102

	Principal Amount	Value
Corporate Bonds — 0.0%

Oil, Gas & Consumable Fuels — 0.0%

Trillion Energy International, Inc., 12.000%, 04/30/25 (Canada) (c) (d) (e)
(Cost $337,084)	$453,800	$335,539

Convertible Bonds — 0.2%

Health Care Equipment & Supplies — 0.0%

Synaptive Medical, Inc., 10.000%, 10/31/24 (a) (c) (d) (e)	120,000	120,000

Movies & Entertainment — 0.1%

Cineplex, Inc., 7.750%, 03/01/30 (Canada) (g)	650,000	594,720

Oil, Gas & Consumable Fuels — 0.0%
Royal Helium Ltd., 12.000%, 06/30/25 (Canada) (a) (c) (d) (e)	429,000	317,202
Royal Helium Ltd., 14.000%, 12/31/25 (Canada) (a) (c) (e)	312,000	230,693
Total Oil, Gas & Consumable Fuels (Cost $507,378)		547,895

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Principal Amount	Value
Software — 0.1%
Dye & Durham Ltd., 3.750%, 03/01/26 (Canada)(g)	$1,520,000	$1,072,716
Total Convertible Bonds (Cost $2,157,945)		2,335,331

U.S. Treasury Bonds/Notes — 3.5%
U.S. Treasury Notes, 4.500%, 11/30/24	4,817,000	4,815,119
U.S. Treasury Notes, 2.750%, 08/15/32	13,699,000	12,787,160
U.S. Treasury Notes, 3.375%, 05/15/33	15,891,000	15,435,996
U.S. Treasury Notes, 3.875%, 08/15/33	12,374,000	12,461,488
Total U.S. Treasury Bonds/Notes (Cost $44,200,621)		45,499,763

	Number of Shares	Value
Acquired Funds — 19.9%

Exchange-Traded Funds (ETFs) — 8.1%
Energy Select Sector SPDR Fund	76,993	$6,759,985
Financial Select Sector SPDR Fund	685,770	31,079,096
Global X Silver Miners ETF	12,577	441,327
Health Care Select Sector SPDR Fund	149,621	23,044,627
Technology Select Sector SPDR Fund	96,003	21,673,637
Vanguard Financials ETF	213,451	23,460,400
		106,459,072
Private Investment Funds (i) — 11.8%
Bellus Ventures II, LP (a) (c) (d) (e)	79,882	15,122,039
Eversept Global Healthcare Fund, LP (a) (c) (d) (e)		27,185,430
Farallon Capital Institutional Partners (a) (c) (d) (e)		832,704
Helikon Long Short Equity Fund ICAV (a) (c) (d) (e)	4,297	26,802,994
Honeycomb Partners, LP (a) (c) (d) (e)		20,138,286
Northwest Feilong Fund Ltd. (a) (c) (d) (e)	11,767	22,590,177
QVT Roviant, LP (a) (c) (d) (e)	1,174	5,156,921
Voloridge Fund, LP (a) (c) (d) (e)		8,309,088
Voloridge Trading Aggressive Fund (a) (c) (d) (e)		27,892,424
		154,030,063
Total Acquired Funds (Cost $188,631,140)		260,489,135

Preferred Stocks — 0.1%
Draegerwerk AG & Co. KGaA, 3.87% (Germany)	17,355	903,728
Petroleo Brasileiro SA, 13.57% (Brazil)	88,900	587,640
Synaptive Medical, Inc., Class B, 0.00% (Canada) (a) (c) (d) (e)	89,142	185,712
Total Preferred Stocks (Cost $1,419,554)		1,677,080

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Contracts	Value
Purchased Option Contracts — 0.0%

Calls — 0.0%
Confluent, Inc., Notional Amount $289,800, Strike Price $23 Expiring 11/15/2024 (United States)	126	$16,380
Global Payments, Inc., Notional Amount $756,000, Strike Price $120 Expiring 01/17/2025 (United States)	63	12,600
Global Payments, Inc., Notional Amount $693,000, Strike Price $110 Expiring 01/17/2025 (United States)	63	27,090
VF Corp., Notional Amount $628,000, Strike Price $20 Expiring 11/15/2024 (United States)	314	56,206
ZoomInfo Technologies, Inc., Notional Amount $38,750, Strike Price $12.5 Expiring 12/19/2025 (United States)	31	3,875
Total Calls (Cost $58,417)		116,151

Puts — 0.0%
AAK AB, Notional Amount $5,956,500, Strike Price $285 Expiring 11/15/2024 (Sweden)	209	$1,029
Assa Abloy AB, Notional Amount $12,832,500, Strike Price $295 Expiring 10/18/2024 (Sweden)	435	43
Assa Abloy AB, Notional Amount $9,912,500, Strike Price $305 Expiring 12/20/2024 (Sweden)	325	9,601
Evolution AB, Notional Amount $17,760,000, Strike Price $960 Expiring 11/15/2024 (Sweden)	185	32,789
Evolution AB, Notional Amount $6,039,000, Strike Price $990 Expiring 12/20/2024 (Sweden)	61	24,326
Hexagon AB, Notional Amount $7,360,500, Strike Price $105 Expiring 10/18/2024 (Sweden)	701	5,176
Industrivarden AB, Notional Amount $19,239,000, Strike Price $330 Expiring 10/18/2024 (Sweden)	583	58
iShares S&P/TSX 60 Index ETF, Notional Amount $9,421,200, Strike Price $36 Expiring 10/04/2024 (Canada)	2,617	1,935
iShares S&P/TSX 60 Index ETF, Notional Amount $10,622,550, Strike Price $34.5 Expiring 10/18/2024 (Canada)	3,079	2,276
SPDR S&P 500 ETF Trust, Notional Amount $13,635,000, Strike Price $505 Expiring 11/15/2024 (United States)	270	40,770
Total Puts (Cost $341,004)		118,003
Total Purchased Option Contracts (Cost $399,421)		234,154

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Principal Amount	Value
Short-Term Investments — 13.0%

Repurchase Agreement — 10.1%
Fixed Income Clearing Corp. issued on 09/30/24 (proceeds at maturity $132,126,266) (collateralized by U.S. Treasury Note, due 04/30/26 with a total par value of $127,478,000 and a total market value of 132,417,102; U.S. Treasury Note, due 04/30/26 with a total par value of $2,258,500 and a total market value of $2,346,000), 1.520%, 10/01/24 (Cost $132,120,688)	$132,120,688	$132,120,688

Unaffiliated Investment Company — 0.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.020%, (j) (k) (Cost $7,387,458)	7,387,458	7,387,458

U.S Treasury Bills — 2.3%
U.S. Treasury Bills, 5.341%, 10/10/24 (j)	4,588,400	4,583,063
U.S. Treasury Bills, 4.411%, 03/27/25 (j)	26,566,000	26,009,330
Total U.S Treasury Bills (Cost $30,593,788)		30,592,393
Total Short-Term Investments (Cost $170,101,934)		170,100,539
Total Investments — 108.0% (Cost $1,214,414,108)		1,416,301,845
Liabilities in Excess of Other Assets — (8.0)%		(104,573,783)
Net Assets — 100.0%		$1,311,728,062
Securities Sold Short — (11.7)%

	Number of Shares	Value
Common Stocks — (11.7)%

U.S. Common Stocks — (8.5)%

Aerospace & Defense — (0.0)%
Axon Enterprise, Inc. (a)	(219)	(87,512)
AAR Corp. (a)	(77)	(5,033)
Cadre Holdings, Inc.	(178)	(6,755)
Kratos Defense & Security Solutions, Inc. (a)	(502)	(11,697)
National Presto Industries, Inc.	(100)	(7,514)
Rocket Lab USA, Inc. (a)	(39,556)	(384,880)
V2X, Inc. (a)	(296)	(16,534)
		(519,925)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Air Freight & Logistics — (0.0)%
Air Transport Services Group, Inc. (a)	(9,701)	$(157,059)

Automobile Components — (0.1)%
Fox Factory Holding Corp. (a)	(1,237)	(51,336)
QuantumScape Corp. (a)	(279,287)	(1,605,900)
Standard Motor Products, Inc.	(481)	(15,969)
		(1,673,205)
Automobiles — (0.2)%
Harley-Davidson, Inc.	(13,648)	(525,858)
Lucid Group, Inc. (a)	(126,197)	(445,475)
Rivian Automotive, Inc., Class A (a)	(78,509)	(880,871)
Thor Industries, Inc.	(6,209)	(682,307)
		(2,534,511)
Banks — (0.3)%
Banc of California, Inc.	(3,481)	(51,275)
Bancorp, Inc. (a)	(31,711)	(1,696,539)
Capitol Federal Financial, Inc.	(1,174)	(6,856)
Customers Bancorp, Inc. (a)	(33,553)	(1,558,537)
Dime Community Bancshares, Inc.	(443)	(12,758)
Glacier Bancorp, Inc.	(615)	(28,106)
Heritage Commerce Corp.	(425)	(4,199)
OceanFirst Financial Corp.	(100)	(1,859)
Origin Bancorp, Inc.	(164)	(5,274)
Regions Financial Corp.	(4,106)	(95,793)
Southside Bancshares, Inc.	(100)	(3,343)
Stellar Bancorp, Inc.	(210)	(5,437)
Tompkins Financial Corp.	(69)	(3,988)
Triumph Financial, Inc. (a)	(34)	(2,704)
TrustCo Bank Corp.	(100)	(3,307)
Valley National Bancorp	(2,890)	(26,183)
Washington Trust Bancorp, Inc.	(251)	(8,085)
		(3,514,243)
Beverages — (0.0)%
Brown-Forman Corp.	(100)	(4,920)
Duckhorn Portfolio, Inc. (a)	(4,173)	(24,245)
Monster Beverage Corp. (a)	(3,522)	(183,743)
National Beverage Corp.	(4,230)	(198,556)
Vita Coco Co., Inc. (a)	(1,843)	(52,175)
		(463,639)
Biotechnology — (0.7)%
89bio, Inc. (a)	(1,297)	(9,598)
ACADIA Pharmaceuticals, Inc. (a)	(8,799)	(135,329)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Akero Therapeutics, Inc. (a)	(2,448)	$(70,233)
Alkermes PLC (a)	(100)	(2,799)
Alnylam Pharmaceuticals, Inc. (a)	(4,162)	(1,144,675)
Arcellx, Inc. (a)	(222)	(18,539)
ArriVent Biopharma, Inc. (a)	(300)	(7,050)
Arrowhead Pharmaceuticals, Inc. (a)	(21,931)	(424,803)
Beam Therapeutics, Inc. (a)	(100)	(2,450)
Celcuity, Inc. (a)	(1,662)	(24,780)
Dynavax Technologies Corp. (a)	(1,793)	(19,974)
Exelixis, Inc. (a)	(6,186)	(160,527)
Geron Corp. (a)	(31,200)	(141,648)
Immunovant, Inc. (a)	(10,240)	(291,942)
Ionis Pharmaceuticals, Inc. (a)	(34,577)	(1,385,155)
Iovance Biotherapeutics, Inc. (a)	(88,552)	(831,503)
Madrigal Pharmaceuticals, Inc. (a)	(3,010)	(638,782)
Moderna, Inc. (a)	(34,833)	(2,327,889)
MoonLake Immunotherapeutics (a)	(1,000)	(50,420)
Nuvalent, Inc., Class A (a)	(3,745)	(383,114)
Rhythm Pharmaceuticals, Inc. (a)	(681)	(35,678)
Savara, Inc. (a)	(8,970)	(38,033)
SpringWorks Therapeutics, Inc. (a)	(165)	(5,287)
United Therapeutics Corp. (a)	(2,678)	(959,661)
Vaxcyte, Inc. (a)	(1,870)	(213,685)
Xencor, Inc. (a)	(2,801)	(56,328)
Zymeworks, Inc. (a)	(3,337)	(41,879)
		(9,421,761)
Broadline Retail — (0.1)%
Macy's, Inc.	(27,868)	(437,249)
Ollie's Bargain Outlet Holdings, Inc. (a)	(2,165)	(210,438)
		(647,687)
Building Products — (0.1)%
AAON, Inc.	(5,131)	(553,327)
Hayward Holdings, Inc. (a)	(16,519)	(253,401)
Tecnoglass, Inc.	(8,148)	(559,442)
Trex Co., Inc. (a)	(3,169)	(210,992)
		(1,577,162)
Capital Markets — (0.0)%
FactSet Research Systems, Inc.	(116)	(53,343)
P10, Inc., Class A	(200)	(2,142)
		(55,485)
Chemicals — (0.2)%
Albemarle Corp.	(7,265)	(688,068)
Aspen Aerogels, Inc. (a)	(800)	(22,152)
Cabot Corp.	(4,476)	(500,282)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Celanese Corp.	(3,790)	$(515,288)
Chemours Co.	(18,496)	(375,839)
Ecovyst, Inc. (a)	(689)	(4,720)
Huntsman Corp.	(300)	(7,260)
LSB Industries, Inc. (a)	(1,506)	(12,108)
Tronox Holdings PLC	(19,909)	(291,269)
		(2,416,986)
Commercial Services & Supplies — (0.0)%
Casella Waste Systems, Inc., Class A (a)	(754)	(75,016)
Matthews International Corp., Class A	(300)	(6,960)
Montrose Environmental Group, Inc. (a)	(178)	(4,681)
Pitney Bowes, Inc.	(300)	(2,139)
Waste Connections, Inc.	(2,100)	(375,374)
		(464,170)
Communications Equipment — (0.1)%
Calix, Inc. (a)	(714)	(27,696)
Clearfield, Inc. (a)	(189)	(7,363)
Extreme Networks, Inc. (a)	(2,600)	(39,078)
Lumentum Holdings, Inc. (a)	(12,231)	(775,201)
NETGEAR, Inc. (a)	(231)	(4,634)
NetScout Systems, Inc. (a)	(2,067)	(44,957)
Viavi Solutions, Inc. (a)	(1,380)	(12,448)
		(911,377)
Construction & Engineering — (0.1)%
Construction Partners, Inc., Class A (a)	(57)	(3,979)
IES Holdings, Inc. (a)	(1,396)	(278,669)
Quanta Services, Inc.	(146)	(43,530)
Sterling Infrastructure, Inc. (a)	(3,153)	(457,248)
		(783,426)
Consumer Finance — (0.1)%
SoFi Technologies, Inc. (a)	(58,919)	(463,104)
World Acceptance Corp. (a)	(2,936)	(346,389)
		(809,493)
Consumer Staples Distribution & Retail — (0.1)%
Dollar Tree, Inc. (a)	(4,370)	(307,298)
Grocery Outlet Holding Corp. (a)	(13,103)	(229,958)
Ingles Markets, Inc., Class A	(100)	(7,460)
SpartanNash Co.	(400)	(8,964)
Sprouts Farmers Market, Inc. (a)	(1,200)	(132,492)
United Natural Foods, Inc. (a)	(200)	(3,364)
Walgreens Boots Alliance, Inc.	(47,038)	(421,460)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Weis Markets, Inc.	(146)	$(10,064)
		(1,121,060)
Containers & Packaging — (0.0)%
Myers Industries, Inc.	(192)	(2,654)
O-I Glass, Inc. (a)	(758)	(9,945)
Sealed Air Corp.	(9,094)	(330,112)
TriMas Corp.	(887)	(22,645)
		(365,356)
Distributors — (0.1)%
A-Mark Precious Metals, Inc.	(13,153)	(580,837)

Diversified Consumer Services — (0.2)%
Carriage Services, Inc.	(104)	(3,415)
Coursera, Inc. (a)	(1,889)	(14,999)
Duolingo, Inc. (a)	(7,794)	(2,198,064)
Laureate Education, Inc.	(341)	(5,664)
Service Corp. International	(11,124)	(878,017)
Udemy, Inc. (a)	(1,903)	(14,158)
		(3,114,317)
Diversified REITs — (0.0)%
Armada Hoffler Properties, Inc.	(200)	(2,166)
CTO Realty Growth, Inc.	(300)	(5,706)
Gladstone Commercial Corp.	(100)	(1,624)
		(9,496)
Diversified Telecommunication Services — (0.0)%
Anterix, Inc. (a)	(1,323)	(49,824)
Globalstar, Inc. (a)	(3,278)	(4,065)
Iridium Communications, Inc.	(400)	(12,180)
Shenandoah Telecommunications Co.	(1,546)	(21,814)
		(87,883)
Electric Utilities — (0.0)%
MGE Energy, Inc.	(100)	(9,145)
Otter Tail Corp.	(1,370)	(107,079)
Southern Co.	(1,227)	(110,651)
TXNM Energy, Inc.	(500)	(21,885)
		(248,760)
Electrical Equipment — (0.1)%
Net Power, Inc. (a)	(2,610)	(18,296)
NEXTracker, Inc., Class A (a)	(6,011)	(225,292)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Plug Power, Inc. (a)	(114,078)	$(257,816)
Powell Industries, Inc.	(3,329)	(739,005)
Shoals Technologies Group, Inc., Class A (a)	(63,191)	(354,502)
Vicor Corp. (a)	(155)	(6,525)
		(1,601,436)
Electronic Equipment, Instruments & Components — (0.1)%
Badger Meter, Inc.	(1,003)	(219,065)
Crane NXT Co.	(4,266)	(239,323)
IPG Photonics Corp. (a)	(252)	(18,729)
Itron, Inc. (a)	(1,677)	(179,120)
Jabil, Inc.	(1,730)	(207,306)
Napco Security Technologies, Inc.	(1,211)	(48,997)
Novanta, Inc. (a)	(2,962)	(529,961)
Rogers Corp. (a)	(15)	(1,695)
SmartRent, Inc. (a)	(6,295)	(10,890)
		(1,455,086)
Energy Equipment & Services — (0.2)%
Atlas Energy Solutions, Inc.	(2,474)	(53,933)
Cactus, Inc., Class A	(5,078)	(303,004)
Core Laboratories, Inc.	(33,000)	(611,490)
Helmerich & Payne, Inc.	(11,326)	(344,537)
Nabors Industries Ltd. (a)	(3,785)	(244,019)
Newpark Resources, Inc. (a)	(603)	(4,179)
Noble Corp. PLC	(17,202)	(621,680)
Oceaneering International, Inc. (a)	(27,557)	(685,343)
ProFrac Holding Corp., Class A (a)	(14,056)	(95,440)
ProPetro Holding Corp. (a)	(200)	(1,532)
RPC, Inc.	(2,965)	(18,858)
TETRA Technologies, Inc. (a)	(1,631)	(5,056)
Valaris Ltd. (a)	(600)	(33,450)
		(3,022,521)
Entertainment — (0.2)%
Cinemark Holdings, Inc. (a)	(18,469)	(514,177)
Live Nation Entertainment, Inc. (a)	(5,029)	(550,625)
Marcus Corp.	(1,306)	(19,681)
ROBLOX Corp., Class A (a)	(2,703)	(119,635)
Roku, Inc. (a)	(9,893)	(738,611)
Take-Two Interactive Software, Inc. (a)	(2,557)	(393,037)
Warner Bros Discovery, Inc. (a)	(31,080)	(256,410)
		(2,592,176)
Financial Services — (0.2)%
Affirm Holdings, Inc. (a)	(13,816)	(563,969)
AvidXchange Holdings, Inc. (a)	(7,481)	(60,671)
Burford Capital Ltd.	(1,250)	(16,575)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Cannae Holdings, Inc.	(1,836)	$(34,994)
Compass Diversified Holdings	(420)	(9,295)
I3 Verticals, Inc., Class A (a)	(483)	(10,293)
International Money Express, Inc. (a)	(900)	(16,641)
Merchants Bancorp	(14,587)	(655,832)
NCR Atleos Corp. (a)	(995)	(28,387)
NewtekOne, Inc.	(500)	(6,230)
Payoneer Global, Inc. (a)	(2,000)	(15,060)
Remitly Global, Inc. (a)	(2,720)	(36,421)
Shift4 Payments, Inc., Class A (a)	(10,349)	(916,921)
Toast, Inc., Class A (a)	(26,007)	(736,258)
Voya Financial, Inc.	(500)	(39,610)
		(3,147,157)
Food Products — (0.2)%
B&G Foods, Inc.	(27,983)	(248,489)
Calavo Growers, Inc.	(710)	(20,256)
Fresh Del Monte Produce, Inc.	(100)	(2,954)
J.M. Smucker Co.	(200)	(24,220)
John B Sanfilippo & Son, Inc.	(100)	(9,431)
Lancaster Colony Corp.	(2,926)	(516,644)
Seaboard Corp.	(4)	(12,548)
Simply Good Foods Co. (a)	(6,550)	(227,743)
Tootsie Roll Industries, Inc.	(883)	(27,347)
TreeHouse Foods, Inc. (a)	(1,608)	(67,504)
Utz Brands, Inc.	(2,800)	(49,560)
WK Kellogg Co.	(53,326)	(912,408)
		(2,119,104)
Gas Utilities — (0.0)%
ONE Gas, Inc.	(100)	(7,442)
Southwest Gas Holdings, Inc.	(1,290)	(95,150)
		(102,592)
Ground Transportation — (0.2)%
ArcBest Corp.	(3,484)	(377,840)
Avis Budget Group, Inc.	(614)	(53,780)
Heartland Express, Inc.	(1,365)	(16,762)
Lyft, Inc., Class A (a)	(1,200)	(15,300)
Marten Transport Ltd.	(100)	(1,770)
Saia, Inc. (a)	(4,049)	(1,770,466)
Schneider National, Inc., Class B	(473)	(13,499)
Werner Enterprises, Inc.	(700)	(27,013)
		(2,276,430)
Health Care Equipment & Supplies — (0.2)%
Align Technology, Inc. (a)	(2,674)	(680,052)
Envista Holdings Corp. (a)	(13,193)	(260,694)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Globus Medical, Inc., Class A (a)	(2,274)	$(162,682)
Haemonetics Corp. (a)	(254)	(20,416)
Inari Medical, Inc. (a)	(495)	(20,414)
iRhythm Technologies, Inc. (a)	(831)	(61,693)
LivaNova PLC (a)	(300)	(15,762)
Neogen Corp. (a)	(60,068)	(1,009,743)
Solventum Corp. (a)	(500)	(34,860)
Varex Imaging Corp. (a)	(1,987)	(23,685)
		(2,290,001)
Health Care Providers & Services — (0.1)%
AMN Healthcare Services, Inc. (a)	(646)	(27,384)
Cross Country Healthcare, Inc. (a)	(586)	(7,876)
Enhabit, Inc. (a)	(1,297)	(10,246)
Fulgent Genetics, Inc. (a)	(354)	(7,692)
Henry Schein, Inc. (a)	(3,488)	(254,275)
Hims & Hers Health, Inc. (a)	(27,906)	(514,029)
Option Care Health, Inc. (a)	(2,867)	(89,737)
Patterson Cos., Inc.	(3,735)	(81,572)
Premier, Inc., Class A	(2,532)	(50,640)
Progyny, Inc. (a)	(9,863)	(165,304)
R1 RCM, Inc. (a)	(6,009)	(85,148)
		(1,293,903)
Health Care REITs — (0.0)%
Healthcare Realty Trust, Inc.	(900)	(16,335)
Medical Properties Trust, Inc.	(3,128)	(18,299)
Sabra Health Care REIT, Inc.	(900)	(16,749)
		(51,383)
Health Care Technology — (0.1)%
Certara, Inc. (a)	(2,685)	(31,441)
Doximity, Inc., Class A (a)	(29,347)	(1,278,649)
Schrodinger, Inc. (a)	(1,712)	(31,758)
		(1,341,848)
Hotel & Resort REITs — (0.0)%
DiamondRock Hospitality Co.	(300)	(2,619)
Pebblebrook Hotel Trust	(2,655)	(35,126)
RLJ Lodging Trust	(400)	(3,672)
Summit Hotel Properties, Inc.	(900)	(6,174)
Sunstone Hotel Investors, Inc.	(300)	(3,096)
		(50,687)
Hotels, Restaurants & Leisure — (0.6)%
Bloomin' Brands, Inc.	(4,955)	(81,906)
Brinker International, Inc. (a)	(886)	(67,806)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Caesars Entertainment, Inc. (a)	(5,189)	$(216,589)
Cheesecake Factory, Inc.	(4,420)	(179,231)
Churchill Downs, Inc.	(3,340)	(451,601)
Denny's Corp. (a)	(1,429)	(9,217)
DraftKings, Inc., Class A (a)	(10,900)	(427,280)
Dutch Bros, Inc., Class A (a)	(35,892)	(1,149,621)
First Watch Restaurant Group, Inc. (a)	(3,142)	(49,015)
Global Business Travel Group I (a)	(300)	(2,307)
Golden Entertainment, Inc.	(442)	(14,051)
Hilton Grand Vacations, Inc. (a)	(3,508)	(127,411)
Krispy Kreme, Inc.	(13,289)	(142,724)
Marriott Vacations Worldwide Corp.	(239)	(17,562)
MGM Resorts International (a)	(15,481)	(605,152)
Norwegian Cruise Line Holdings Ltd. (a)	(54,306)	(1,113,816)
Penn Entertainment, Inc. (a)	(28,939)	(545,789)
Planet Fitness, Inc., Class A (a)	(15,432)	(1,253,387)
Playa Hotels & Resorts NV (a)	(814)	(6,308)
Portillo's, Inc., Class A (a)	(1,651)	(22,239)
RCI Hospitality Holdings, Inc.	(265)	(11,806)
Starbucks Corp.	(2,803)	(273,264)
Sweetgreen, Inc.,Class A (a)	(28,073)	(995,188)
Wyndham Hotels & Resorts, Inc.	(3,683)	(287,790)
		(8,051,060)
Household Durables — (0.1)%
Cricut, Inc., Class A	(2,543)	(17,623)
Ethan Allen Interiors, Inc.	(362)	(11,544)
Helen of Troy Ltd. (a)	(1,216)	(75,209)
LGI Homes, Inc. (a)	(432)	(51,201)
Newell Brands, Inc.	(1,332)	(10,230)
Tempur Sealy International, Inc.	(13,476)	(735,790)
Whirlpool Corp.	(175)	(18,725)
		(920,322)
Household Products — (0.1)%
Spectrum Brands Holdings, Inc.	(386)	(36,724)
WD-40 Co.	(2,467)	(636,190)
		(672,914)
Independent Power & Renewable Electricity Producers — (0.0)%
Brookfield Renewable Corp., Class A	(960)	(31,354)
Ormat Technologies, Inc.	(3,302)	(254,056)
		(285,410)
Industrial REITs — (0.0)%
Plymouth Industrial REIT, Inc.	(100)	(2,260)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Insurance — (0.1)%
AMERISAFE, Inc.	(484)	$(23,392)
Assured Guaranty Ltd.	(100)	(7,952)
Brighthouse Financial, Inc. (a)	(100)	(4,503)
Employers Holdings, Inc.	(100)	(4,797)
Goosehead Insurance, Inc., Class A (a)	(11,731)	(1,047,578)
Investors Title Co.	(60)	(13,788)
Kinsale Capital Group, Inc.	(202)	(94,045)
ProAssurance Corp. (a)	(1,437)	(21,613)
Selective Insurance Group, Inc.	(100)	(9,330)
United Fire Group, Inc.	(500)	(10,465)
		(1,237,463)
Interactive Media & Services — (0.1)%
IAC, Inc. (a)	(1,996)	(107,425)
Match Group, Inc. (a)	(5,814)	(220,002)
Shutterstock, Inc.	(263)	(9,302)
Snap, Inc., Class A (a)	(5,600)	(59,920)
Trump Media & Technology Group Corp. (a)	(25,164)	(404,385)
Ziff Davis, Inc. (a)	(289)	(14,063)
ZoomInfo Technologies, Inc. (a)	(35,513)	(366,494)
		(1,181,591)
IT Services — (0.0)%
Fastly, Inc., Class A (a)	(12,656)	(95,806)
Globant SA (a)	(254)	(50,328)
MongoDB, Inc. (a)	(1,103)	(298,196)
Thoughtworks Holding, Inc. (a)	(3,518)	(15,549)
		(459,879)
Leisure Products — (0.2)%
Acushnet Holdings Corp.	(7,642)	(487,177)
Brunswick Corp.	(9,278)	(777,682)
Funko, Inc., Class A (a)	(173)	(2,114)
Malibu Boats, Inc., Class A (a)	(1,285)	(49,871)
MasterCraft Boat Holdings, Inc. (a)	(658)	(11,982)
Peloton Interactive, Inc., Class A (a)	(89,854)	(420,517)
YETI Holdings, Inc. (a)	(4,128)	(169,372)
		(1,918,715)
Life Sciences Tools & Services — (0.1)%
Azenta, Inc. (a)	(9,528)	(461,536)
Fortrea Holdings, Inc. (a)	(6,219)	(124,380)
Illumina, Inc. (a)	(1,603)	(209,047)
Repligen Corp. (a)	(2,974)	(442,591)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Revvity, Inc.	(1,695)	$(216,536)
		(1,454,090)
Machinery — (0.2)%
Blue Bird Corp. (a)	(9,078)	(435,381)
Chart Industries, Inc. (a)	(2,747)	(341,013)
Energy Recovery, Inc. (a)	(513)	(8,921)
Greenbrier Cos., Inc.	(150)	(7,634)
Hillman Solutions Corp. (a)	(200)	(2,112)
John Bean Technologies Corp.	(195)	(19,209)
Kadant, Inc.	(2,434)	(822,692)
Lindsay Corp.	(2,134)	(265,982)
RBC Bearings, Inc. (a)	(350)	(104,783)
Stratasys Ltd. (a)	(2,843)	(23,625)
Toro Co.	(9,973)	(864,958)
Wabash National Corp.	(600)	(11,514)
Watts Water Technologies, Inc., Class A	(214)	(44,339)
		(2,952,163)
Marine Transportation — (0.0)%
Genco Shipping & Trading Ltd.	(400)	(7,800)

Media — (0.1)%
Cable One, Inc.	(372)	(130,122)
Interpublic Group of Cos., Inc.	(6,864)	(217,108)
Liberty Broadband Corp., Class C (a)	(900)	(69,561)
Omnicom Group, Inc.	(290)	(29,983)
Paramount Global, Class B	(35,607)	(378,146)
Scholastic Corp.	(100)	(3,201)
Sirius XM Holdings, Inc.	(300)	(7,095)
TEGNA, Inc.	(5,509)	(86,932)
Thryv Holdings, Inc. (a)	(316)	(5,445)
		(927,593)
Metals & Mining — (0.1)%
Coeur Mining, Inc. (a)	(29,967)	(206,173)
Compass Minerals International, Inc.	(9,912)	(119,142)
Hecla Mining Co.	(14,376)	(95,888)
MP Materials Corp. (a)	(53,652)	(946,958)
Perpetua Resources Corp. (a)	(3,762)	(35,175)
Ramaco Resources, Inc., Class A	(200)	(2,340)
U.S. Steel Corp.	(12,234)	(432,227)
		(1,837,903)
Mortgage Real Estate Investment — (0.0)%
Ready Capital Corp.	(37,995)	(289,902)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Multi-Utilities — (0.0)%
Northwestern Energy Group, Inc.	(100)	$(5,722)

Office REITs — (0.1)%
Vornado Realty Trust	(16,563)	(652,582)

Oil, Gas & Consumable Fuels — (0.6)%
Antero Resources Corp. (a)	(30,157)	(863,998)
California Resources Corp.	(7,500)	(393,525)
Centrus Energy Corp., Class A (a)	(897)	(49,200)
Chesapeake Energy Corp.	(6,148)	(505,673)
Civitas Resources, Inc.	(3,800)	(192,546)
Clean Energy Fuels Corp. (a)	(163,747)	(509,253)
CNX Resources Corp. (a)	(12,505)	(407,288)
Comstock Resources, Inc.	(21,533)	(239,662)
CONSOL Energy, Inc.	(195)	(20,407)
Delek U.S. Holdings, Inc.	(52,113)	(977,119)
EQT Corp.	(20,834)	(763,358)
Green Plains, Inc. (a)	(1,894)	(25,645)
HF Sinclair Corp.	(1,206)	(53,751)
Magnolia Oil & Gas Corp., Class A	(18,796)	(458,998)
Navigator Holdings Ltd.	(303)	(4,869)
New Fortress Energy, Inc.	(63,420)	(576,488)
Peabody Energy Corp.	(2,422)	(64,280)
Range Resources Corp.	(2,109)	(64,873)
REX American Resources Corp. (a)	(99)	(4,583)
SandRidge Energy, Inc.	(779)	(9,527)
SM Energy Co.	(23,627)	(944,371)
Southwestern Energy Co. (a)	(6,100)	(43,371)
Ur-Energy, Inc. (a)	(45,010)	(53,562)
Vital Energy, Inc. (a)	(12,300)	(330,870)
W&T Offshore, Inc.	(27,537)	(59,205)
		(7,616,422)
Passenger Airlines — (0.1)%
Allegiant Travel Co.	(831)	(45,755)
American Airlines Group, Inc. (a) (b)	(23,026)	(258,812)
Southwest Airlines Co.	(30,728)	(910,471)
Sun Country Airlines Holdings, Inc. (a)	(411)	(4,607)
		(1,219,645)
Personal Care Products — (0.1)%
BellRing Brands, Inc. (a)	(6,875)	(417,450)
Coty, Inc., Class A (a)	(46,145)	(433,302)
elf Beauty, Inc. (a)	(3,863)	(421,183)
Herbalife Ltd. (a)	(864)	(6,212)
		(1,278,147)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value
Pharmaceuticals — (0.1)%
Amphastar Pharmaceuticals, Inc. (a)	(10,728)	$(520,630)
Axsome Therapeutics, Inc. (a)	(1,922)	(172,730)
Bausch Health Cos., Inc. (a)	(5,121)	(41,787)
Corcept Therapeutics, Inc. (a)	(5,938)	(274,811)
Elanco Animal Health, Inc. (a)	(977)	(14,352)
Liquidia Corp. (a)	(7,100)	(71,000)
Pacira BioSciences, Inc. (a)	(5,450)	(82,022)
Perrigo Co. PLC	(191)	(5,010)
Prestige Consumer Healthcare, Inc. (a)	(5,269)	(379,895)
		(1,562,237)
Professional Services — (0.2)%
Alight, Inc., Class A (a)	(8,576)	(63,462)
Booz Allen Hamilton Holding Corp.	(1,757)	(285,969)
Clarivate PLC (a)	(58,007)	(411,850)
Conduent, Inc. (a)	(1,205)	(4,856)
CSG Systems International, Inc.	(141)	(6,860)
Dayforce, Inc. (a)	(19,437)	(1,190,516)
ExlService Holdings, Inc. (a)	(3,462)	(132,075)
Fiverr International Ltd. (a)	(2,800)	(72,436)
ICF International, Inc.	(138)	(23,017)
Kforce, Inc.	(3,419)	(210,098)
NV5 Global, Inc. (a)	(100)	(9,348)
Paycor HCM, Inc. (a)	(1,684)	(23,896)
Paylocity Holding Corp. (a)	(225)	(37,118)
Planet Labs PBC (a)	(10,066)	(22,447)
Resources Connection, Inc.	(512)	(4,967)
TriNet Group, Inc.	(100)	(9,697)
		(2,508,612)
Real Estate Investment Trusts — (0.0)%
Apple Hospitality REIT, Inc.	(200)	(2,970)

Real Estate Management & Development — (0.0)%
eXp World Holdings, Inc.	(33,594)	(473,339)

Residential REITs — (0.0)%
Elme Communities	(1,166)	(20,510)
Veris Residential, Inc.	(756)	(13,502)
		(34,012)
Retail REITs — (0.0)%
Macerich Co.	(11,077)	(202,045)

Semiconductors & Semiconductor Equipment — (0.4)%
Cohu, Inc. (a)	(70)	(1,799)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value

Enphase Energy, Inc. (a)	(19,524)	$(2,206,602)
Impinj, Inc. (a)	(6,406)	(1,387,027)
Lattice Semiconductor Corp. (a)	(7,764)	(412,035)
MACOM Technology Solutions Holdings, Inc. (a)	(2,237)	(248,889)
MaxLinear, Inc. (a)	(747)	(10,817)
Semtech Corp. (a)	(964)	(44,016)
Silicon Laboratories, Inc. (a)	(242)	(27,968)
SiTime Corp. (a)	(113)	(19,381)
Wolfspeed, Inc. (a)	(66,865)	(648,591)
		(5,007,125)
Software — (0.4)%
Alarm.com Holdings, Inc. (a)	(1,351)	(73,859)
Altair Engineering, Inc., Class A (a)	(4,670)	(446,032)
Appian Corp., Class A (a)	(1,393)	(47,557)
AppLovin Corp., Class A (a)	(570)	(74,413)
Asana, Inc., Class A (a)	(400)	(4,636)
Aspen Technology, Inc. (a)	(548)	(130,873)
Bentley Systems, Inc., Class B	(4,780)	(242,872)
C3.ai, Inc., Class A (a)	(4,680)	(113,396)
CCC Intelligent Solutions Holdings, Inc. (a)	(1,348)	(14,895)
Daily Journal Corp. (a)	(47)	(23,035)
Dave, Inc. (a)	(21,060)	(841,558)
Digimarc Corp. (a)	(100)	(2,688)
Five9, Inc. (a)	(8,952)	(257,191)
Klaviyo, Inc., Class A (a)	(100)	(3,538)
LiveRamp Holdings, Inc. (a)	(255)	(6,319)
MicroStrategy, Inc., Class A (a)	(3,291)	(554,863)
Mitek Systems, Inc. (a)	(2,428)	(21,051)
NCR Voyix Corp. (a)	(5,451)	(73,970)
Pagaya Technologies Ltd., Class A (a)	(58,178)	(614,941)
PagerDuty, Inc. (a)	(549)	(10,184)
PROS Holdings, Inc. (a)	(2,080)	(38,522)
Qualys, Inc. (a)	(2,700)	(346,842)
Riskified Ltd., Class A (a)	(2,621)	(12,397)
Sprinklr, Inc., Class A (a)	(843)	(6,516)
Unity Software, Inc. (a)	(22,177)	(501,644)
Vertex, Inc., Class A (a)	(3,396)	(130,780)
Xperi, Inc. (a)	(1,508)	(13,934)
		(4,608,506)
Specialized REITs — (0.1)%
CubeSmart	(675)	(36,335)
Extra Space Storage, Inc.	(5,284)	(952,124)
Farmland Partners, Inc.	(2,351)	(24,568)
Gladstone Land Corp.	(100)	(1,390)
PotlatchDeltic Corp.	(100)	(4,505)
		(1,018,922)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value

Specialty Retail — (0.4)%
America's Car-Mart, Inc. (a)	(400)	$(16,768)
Asbury Automotive Group, Inc. (a)	(120)	(28,631)
Bath & Body Works, Inc.	(6,962)	(222,227)
Carvana Co. (a)	(250)	(43,528)
Five Below, Inc. (a)	(4,644)	(410,297)
Floor & Decor Holdings, Inc., Class A (a)	(4,117)	(511,208)
Group 1 Automotive, Inc.	(1,791)	(686,025)
Haverty Furniture Cos., Inc.	(260)	(7,142)
Lithia Motors, Inc.	(1,164)	(369,733)
Monro, Inc.	(922)	(26,609)
National Vision Holdings, Inc. (a)	(1,941)	(21,176)
ODP Corp. (a)	(810)	(24,097)
OneWater Marine, Inc., Class A (a)	(11,162)	(266,883)
Penske Automotive Group, Inc.	(100)	(16,242)
Revolve Group, Inc. (a)	(27,247)	(675,181)
Shoe Carnival, Inc.	(1,700)	(74,545)
Signet Jewelers Ltd.	(2,729)	(281,469)
Sonic Automotive, Inc., Class A	(3,000)	(175,440)
Tractor Supply Co.	(309)	(89,897)
Williams-Sonoma, Inc.	(9,367)	(1,451,136)
		(5,398,234)
Technology Hardware, Storage & Peripherals — (0.0)%
Corsair Gaming, Inc. (a)	(2,170)	(15,103)
Super Micro Computer, Inc. (a)	(414)	(172,390)
		(187,493)
Textiles, Apparel & Luxury Goods — (0.2)%
Columbia Sportswear Co.	(972)	(80,861)
Crocs, Inc. (a)	(723)	(104,698)
Figs, Inc., Class A (a)	(5,497)	(37,599)
Hanesbrands, Inc. (a)	(2,200)	(16,170)
Movado Group, Inc.	(500)	(9,300)
NIKE, Inc., Class B	(11,873)	(1,049,573)
Oxford Industries, Inc.	(100)	(8,676)
PVH Corp.	(1,369)	(138,036)
Ralph Lauren Corp.	(2,757)	(534,500)
Under Armour, Inc., Class A (a)	(4,001)	(35,649)
VF Corp.	(45,209)	(901,920)
Wolverine World Wide, Inc.	(2,377)	(41,407)
		(2,958,389)
Tobacco — (0.0)%
Universal Corp.	(100)	(5,311)

Trading Companies & Distributors — (0.1)%
Boise Cascade Co.	(535)	(75,424)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value

DNOW, Inc. (a)	(51,412)	$(664,757)
Hudson Technologies, Inc. (a)	(200)	(1,668)
Rush Enterprises, Inc., Class A	(2,556)	(135,034)
Transcat, Inc. (a)	(77)	(9,299)
		(886,182)
Water Utilities — (0.0)%
Middlesex Water Co.	(665)	(43,385)
Total U.S. Common Stocks (Proceeds $(107,029,166))		(110,690,507)

Foreign Common Stocks — (3.2)%
Argentina — (0.1)%
Arcadium Lithium PLC (a)	(217,694)	(620,428)

Australia — (0.1)%
Bannerman Energy Ltd. (a)	(12,440)	(27,268)
Westgold Resources Ltd.	(437,642)	(801,840)
		(829,108)
Belgium — (0.0)%
Galapagos NV - SPADR (a)	(1,451)	(41,774)
Liberty Global Ltd., Class C (a)	(5,374)	(116,132)
		(157,906)
Bermuda — (0.0)%
Teekay Corp. (a)	(546)	(5,023)

Brazil — (0.1)%
MercadoLibre, Inc. (a)	(788)	(1,616,945)
Pagseguro Digital Ltd., Class A (a)	(400)	(3,444)
VTEX, Class A (a)	(207)	(1,540)
		(1,621,929)
Cameroon, United Republic Of — (0.0)%
Golar LNG Ltd.	(889)	(32,680)

Canada — (0.5)%
Allied Gold Corp. (a)	(190,400)	(453,317)
Aurinia Pharmaceuticals, Inc. (a)	(2,171)	(15,913)
Awale Resources Ltd. (a)	(178,000)	(57,252)
BlackBerry Ltd. (a)	(5,265)	(13,794)
Canadian Solar, Inc. (a)	(78,242)	(1,311,336)
Centerra Gold, Inc.	(63,100)	(453,030)
Cogeco Communications, Inc.	(9,200)	(486,377)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value

Denison Mines Corp. (a)	(13,086)	$(23,947)
Emera, Inc.	(9,400)	(370,384)
Empire Co. Ltd.,Class A	(18,800)	(574,516)
Encore Energy Corp. (a)	(14,754)	(59,606)
Endeavour Silver Corp. (a)	(500)	(1,970)
First Majestic Silver Corp.	(96,627)	(579,762)
Global Atomic Corp. (a)	(138,100)	(144,998)
Green Impact Partners, Inc. (a)	(37,900)	(109,291)
i-80 Gold Corp. (a)	(234,500)	(272,221)
Intact Financial Corp.	(2,100)	(403,246)
Lightspeed Commerce, Inc. (a)	(900)	(14,841)
MAG Silver Corp. (a)	(779)	(10,937)
MTY Food Group, Inc.	(13,400)	(458,540)
SNDL, Inc. (a)	(2,889)	(5,951)
South Bow Corp. (a)	(9,300)	(201,135)
Stantec, Inc.	(8,600)	(691,586)
SunOpta, Inc. (a)	(1,460)	(9,315)
Victoria Gold Corp./Vancouver (a) (c) (d)	(1,261,221)	(9,325)
Xenon Pharmaceuticals, Inc. (a)	(1,112)	(43,779)
		(6,776,369)
Chile — (0.1)%
Lundin Mining Corp.	(74,800)	(783,701)

China — (0.1)%
Autohome, Inc. - ADR	(400)	(13,048)
BeiGene Ltd. - ADR (a)	(4,937)	(1,108,406)
Full Truck Alliance Co. Ltd. - ADR	(1,400)	(12,614)
HUYA, Inc. - ADR	(405)	(2,066)
iQIYI, Inc. - ADR (a)	(27,340)	(78,192)
JOYY, Inc. - ADR	(302)	(10,944)
Kanzhun Ltd. - ADR	(1,396)	(24,235)
RLX Technology, Inc. - ADR	(5,293)	(9,580)
TAL Education Group - ADR (a)	(900)	(10,656)
Weibo Corp. - SPADR	(300)	(3,024)
Yum China Holdings, Inc.	(1,885)	(84,863)
Zai Lab Ltd. - ADR (a)	(6,394)	(154,351)
		(1,511,979)
Denmark — (0.2)%
Ambu AS, Class B (a)	(17,708)	(346,825)
Better Collective AS (a)	(10,475)	(232,605)
Chemometec AS	(5,839)	(355,934)
FLSmidth & Co. AS	(15,109)	(856,707)
Netcompany Group AS (a) (g)	(26,286)	(1,209,167)
		(3,001,238)
Finland — (0.1)%
Stora Enso OYJ, Shares - R	(65,881)	(843,952)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value

Germany — (0.0)%
Immatics NV (a)	(3,034)	$(34,618)

Ghana — (0.1)%
Kosmos Energy Ltd. (a)	(264,386)	(1,065,476)

Greece — (0.0)%
Star Bulk Carriers Corp.	(86)	(2,037)

Hong Kong — (0.0)%
Futu Holdings Ltd. - ADR (a)	(100)	(9,565)

Ireland — (0.0)%
Prothena Corp. PLC (a)	(2,525)	(42,243)

Israel — (0.0)%
Kornit Digital Ltd. (a)	(2,429)	(62,753)
Oddity Tech Ltd., Class A (a)	(3,598)	(145,288)
Perion Network Ltd. (a)	(1,449)	(11,418)
		(219,459)
Japan — (0.0)%
Allegro MicroSystems, Inc. (a)	(200)	(4,660)

Mexico — (0.0)%
Borr Drilling Ltd.	(2,113)	(11,600)

Monaco — (0.0)%
Costamare, Inc.	(100)	(1,572)

Norway — (0.1)%
FLEX LNG Ltd.	(300)	(7,632)
Mowi ASA	(63,692)	(1,145,458)
		(1,153,090)
Puerto Rico — (0.0)%
EVERTEC, Inc.	(1,153)	(39,075)

South Africa — (0.0)%
Sibanye Stillwater Ltd. - ADR	(6,392)	(26,271)

Sweden — (1.7)%
AAK AB	(21,672)	(710,981)
AQ Group AB	(53,899)	(638,770)
Axfood AB	(36,224)	(1,020,822)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Shares	Value

Betsson AB, Class B	(20,918)	$(256,654)
Bilia AB, Shares - A	(27,902)	(330,153)
Bravida Holding AB (g)	(16,592)	(124,915)
Clas Ohlson AB, Shares - B	(50,718)	(842,655)
Elekta AB, Shares B	(34,537)	(246,832)
Evolution AB (g)	(18,724)	(1,840,297)
Fastighets AB Balder, Shares - B (a)	(49,734)	(436,939)
Hexagon AB, Shares - B	(74,511)	(804,147)
HMS Networks AB	(4,350)	(173,165)
Holmen AB, Shares - B	(7,948)	(344,033)
Industrivarden AB, Shares - A	(52,615)	(1,945,146)
Instalco AB (h)	(81,399)	(335,177)
Investment AB Latour, Shares - B	(97,151)	(3,032,138)
L E Lundbergforetagen AB, Shares - B	(6,399)	(366,278)
Lifco AB, Shares - B	(28,285)	(931,352)
Munters Group AB (g)	(28,401)	(648,857)
NCAB Group AB	(98,293)	(653,361)
New Wave Group AB, Shares - B	(21,405)	(240,857)
Sandvik AB	(34,545)	(771,914)
Sectra AB, Class B	(41,551)	(1,161,804)
Securitas AB, Shares - B	(21,934)	(278,562)
SkiStar AB	(73,964)	(1,201,495)
Svenska Cellulosa AB SCA, Class B	(30,891)	(450,056)
Svenska Handelsbanken AB, Shares - A	(173,157)	(1,778,564)
Sweco AB, Shares - B	(21,390)	(362,687)
Telia Co. AB	(83,727)	(270,774)
Truecaller AB, Class B	(36,295)	(137,779)
Vitec Software Group AB, Shares - B	(5,469)	(283,421)
		(22,620,585)
Switzerland — (0.0)%
CRISPR Therapeutics AG (a)	(12,738)	(598,431)

United Kingdom — (0.0)%
Endava PLC - SPADR (a)	(807)	(20,611)
Genius Sports Ltd. (a)	(8,598)	(67,408)
Immunocore Holdings PLC - ADR (a)	(2,334)	(72,657)
Nomad Foods Ltd.	(400)	(7,624)
		(168,300)
Total Foreign Common Stocks (Proceeds $(39,528,551))		(42,181,295)
Total Common Stocks (Proceeds $(146,557,717))		(152,871,802)
Total Securities Sold Short —(11.7)% (Proceeds $(146,557,717))		$(152,871,802)

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

Financial Futures Contracts

Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at September 30, 2024	Unrealized Appreciation/ (Depreciation)
		Long Financial Futures Contracts
		Interest Rate-Related
361	12/19/2024	U.S. Treasury Note 10 Year Futures	$41,278,581	$41,255,531	$(23,050)
393	12/19/2024	Ultra U.S. Treasury Note 10 Year Futures	46,359,899	46,490,672	130,773
					107,723
		Foreign Currency-Related
91	12/16/2024	Australian Dollar Currency Futures	6,078,132	6,301,295	223,163
236	12/16/2024	British Pound Currency Futures	19,251,947	19,726,650	474,703
256	12/16/2024	Euro Foreign Exchange Currency Futures	35,397,835	35,732,800	334,965
23	12/16/2024	Japanese Yen Currency Futures	2,052,280	2,021,269	(31,011)
116	12/16/2024	Swiss Franc Currency Futures	17,233,734	17,270,225	36,491
					1,038,311
		Equity-Related
1,028	12/20/2024	Eurex EURO STOXX 50 Index Futures	55,662,146	57,559,175	1,897,029
411	12/20/2024	MSCI China Index Futures	8,931,133	11,281,950	2,350,817
501	12/20/2024	MSCI Japan Index Futures	44,288,159	45,350,520	1,062,361
36	12/20/2024	U.S. MSCI EAFE Index Futures	4,416,720	4,478,040	61,320
413	12/20/2024	U.S. MSCI Emerging Markets Index Futures	22,580,903	24,216,255	1,635,352
					7,006,879
		Short Financial Futures Contracts
		Foreign Currency-Related
(109)	12/17/2024	Canadian Dollar Currency Futures	(8,040,803)	(8,075,810)	(35,007)
		Equity-Related
(35)	12/20/2024	EURO STOXX 600 Index Futures	(1,016,217)	(1,024,459)	(8,242)
(7)	12/20/2024	FTSE MIB Mini Index Futures	(263,077)	(265,343)	(2,266)
(10)	12/20/2024	Mini-DAX Index Futures	(1,054,078)	(1,085,488)	(31,410)
(6)	12/20/2024	Russell 2000 Value Index Futures	(664,220)	(674,760)	(10,540)
(477)	12/20/2024	S&P 500 Index Futures	(135,076,334)	(138,669,863)	(3,593,529)
(4)	12/19/2024	S&P ASX Share Price 200 Index Futures	(568,151)	(574,235)	(6,084)
					(3,652,071)
					$4,465,835

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

Forward Currency Contracts

		Contract Amount
Contract Settlement Date	Counterparty	Receive		Deliver		Unrealized Appreciation/ (Depreciation)
10/01/2024	Morgan Stanley Capital Services, Inc.	USD	351,072	DKK	2,360,000	$(1,348)
10/01/2024	Morgan Stanley Capital Services, Inc.	USD	1,763,263	EUR	1,590,000	(6,644)
10/01/2024	Morgan Stanley Capital Services, Inc.	USD	338,553	SEK	3,456,000	(1,744)
10/07/2024	Morgan Stanley Capital Services, Inc.	USD	27,231,288	CAD	37,300,000	(372,181)
						$(381,917)

Over-the-Counter Swap contracts

Expiration Date	Counterparty	Floating Rate	Reference Entity	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Total Return Swap Contracts
07/29/2025	Goldman Sachs International	0.300%(l)	Bloomberg Commodity Index (1)	USD	Quarterly	$43,743,133	$(121,207)

(1) The following table represents the individual positions in the Bloomberg Commodity Index as of September 30, 2024:

Futures Contract	Maturity	% of Index	Notional amount
Cash		0.33%	145,571
CBT Soybean Oil Futures	Jan-25	11.51%	5,036,116
CBT Soybean Oil Futures	Jan-25	2.78%	1,216,963
CBT Soybean Oil Futures	Dec-24	-11.75%	(5,139,122)
CBT Corn Futures	Jul-25	5.12%	2,237,645
CBT Corn Futures	Dec-24	19.73%	8,630,106
CBT Corn Futures	Dec-24	-20.14%	(8,808,655)
NYM WTI Crude Oil Futures	Jan-25	6.14%	2,687,966
NYM WTI Crude Oil Futures	Nov-24	25.68%	11,233,926
NYM WTI Crude Oil Futures	Nov-24	-26.21%	(11,466,346)
ICE BRENT Crude Oil Futures	Jan-25	26.19%	11,457,454
ICE BRENT Crude Oil Futures	Jan-25	6.33%	2,768,661
ICE BRENT Crude Oil Futures	Jan-25	-26.73%	(11,694,499)
NYB Cotton No 2 Futures	Jul-25	1.38%	602,955
NYB Cotton No 2 Futures	Dec-24	5.45%	2,383,169
NYB Cotton No 2 Futures	Dec-24	-5.56%	(2,432,475)
CMX Gold 100 oz Futures	Dec-24	70.35%	30,773,626
CMX Gold 100 oz Futures	Dec-24	17.00%	7,436,360
CMX Gold 100 oz Futures	Dec-24	-71.81%	(31,410,305)
CMX Copper Futures	Dec-24	23.95%	10,477,983
CMX Copper Futures	Dec-24	5.79%	2,531,975
CMX Copper Futures	Dec-24	-24.45%	(10,694,763)
NYM NY Harbor ULSD Futures	Nov-24	6.83%	2,987,353
NYM NY Harbor ULSD Futures	Nov-24	-6.97%	(3,049,159)
NYM NY Harbor ULSD Futures	Dec-24	1.66%	724,801

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

NYB Coffee 'C' Futures	May-25	3.94%	1,724,167
NYB Coffee 'C' Futures	Dec-24	16.62%	7,269,556
NYB Coffee 'C' Futures	Dec-24	-16.96%	(7,419,957)
CBT KC Hard Red Winter Wheat Futures	Dec-24	6.39%	2,795,310
CBT KC Hard Red Winter Wheat Futures	Dec-24	1.54%	675,479
CBT KC Hard Red Winter Wheat Futures	Dec-24	-6.52%	(2,853,142)
LME Primary Aluminum Futures	Jan-25	17.91%	7,833,877
LME Primary Aluminum Futures	Jan-25	4.39%	1,921,274
LME Primary Aluminum Futures	Nov-24	-18.19%	(7,957,019)
CME Live Cattle Futures	Apr-25	3.46%	1,514,005
CME Live Cattle Futures	Dec-24	14.19%	6,206,577
CME Live Cattle Futures	Dec-24	-14.48%	(6,334,986)
CME Lean Hogs Futures	Apr-25	1.93%	842,260
CME Lean Hogs Futures	Dec-24	7.05%	3,085,468
CME Lean Hogs Futures	Dec-24	-7.20%	(3,149,304)
LME Lead Futures	Jan-25	3.32%	1,450,549
LME Lead Futures	Jan-25	0.80%	350,521
LME Lead Futures	Nov-24	-3.34%	(1,462,156)
LME Nickel Futures	Jan-25	10.51%	4,595,425
LME Nickel Futures	May-24	2.58%	1,129,856
LME Nickel Futures	Nov-24	-10.63%	(4,649,305)
LME Zinc Futures	Jan-25	11.39%	4,981,908
LME Zinc Futures	May-24	2.76%	1,208,719
LME Zinc Futures	Nov-24	-11.56%	(5,058,253)
NYM Natural Gas Futures	Jan-25	41.47%	18,140,859
NYM Natural Gas Futures	Jan-25	10.02%	4,383,687
NYM Natural Gas Futures	Nov-24	-34.35%	(15,025,760)
ICE Low Sulphur Gas Oil Futures	Jan-25	9.18%	4,013,558
ICE Low Sulphur Gas Oil Futures	Jan-25	2.22%	969,865
ICE Low Sulphur Gas Oil Futures	Nov-24	-9.42%	(4,119,995)
CBT Soybean Futures	Jan-25	4.62%	2,019,865
CBT Soybean Futures	Nov-24	18.78%	8,216,865
CBT Soybean Futures	Nov-24	-19.17%	(8,386,865)
NYB Sugar #11 (World)	Mar-24	11.30%	4,940,913
NYB Sugar #11 (World)	Mar-24	2.73%	1,193,958
NYB Sugar #11 (World)	Mar-24	-11.53%	(5,043,137)
CMX Silver Futures	Dec-24	22.83%	9,987,153
CMX Silver Futures	Dec-24	5.52%	2,413,367
CMX Silver Futures	Dec-24	-23.30%	(10,193,778)
CBT Soybean Meal Futures	Jan-25	12.38%	5,417,267
CBT Soybean Meal Futures	Jan-25	2.99%	1,309,067
CBT Soybean Meal Futures	Dec-24	-12.63%	(5,524,494)
CBT Wheat Futures	Dec-24	10.10%	4,417,617
CBT Wheat Futures	Dec-24	2.44%	1,067,505
CBT Wheat Futures	Dec-24	-10.31%	(4,509,014)
NYM Gasoline RBOB Futures	Jan-25	1.79%	785,047
NYM Gasoline RBOB Futures	Nov-24	7.57%	3,313,457
NYM Gasoline RBOB Futures	Nov-24	-7.73%	(3,382,009)
			43,743,133

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

Total Return Basket Swap Agreements
Reference Entity	Counterparty	Maturity Date	Notional Amount	Net Unrealized Appreciation (Depreciation)
Contracts for Difference ("CFD")
Long Position Contracts
Centrica PLC	Morgan Stanley Capital Services, Inc.	09/23/2026	$77,532	$(3,290)
Ganfeng Lithium Group Co Ltd.	Morgan Stanley Capital Services, Inc.	10/02/2026	201,781	56,022
Hyosung Heavy Industries Corp.	Morgan Stanley Capital Services, Inc.	09/06/2026	200	10,457
Iljin Electric Co Ltd.	Morgan Stanley Capital Services, Inc.	09/06/2026	2,800	5,931
JL Mag Rare-Earth Co Ltd.	Morgan Stanley Capital Services, Inc.	10/02/2026	26,186	2,110
LS Electric Co Ltd.	Morgan Stanley Capital Services, Inc.	09/06/2026	340	374
Nexans SA	Morgan Stanley Capital Services, Inc.	09/06/2026	2,320	38,857
Prysmian SpA	Morgan Stanley Capital Services, Inc.	09/19/2026	11,443	24,774
Schneider Electric SE	Morgan Stanley Capital Services, Inc.	09/26/2026	726	297
Solaria Energia y Medio Ambiente SA	Morgan Stanley Capital Services, Inc.	09/19/2026	6,141	(4,681)
Tianqi Lithium Corp.	Morgan Stanley Capital Services, Inc.	10/02/2026	168,245	52,083
Yellow Cake PLC	Morgan Stanley Capital Services, Inc.	09/06/2026	137,609	63,862
				246,796

Short Position Contracts
Enel SpA	Morgan Stanley Capital Services, Inc.	09/23/2026	$23,923	$(5,250)
General Motors Co	Morgan Stanley Capital Services, Inc.	09/26/2026	8,293	17,721
Honda Motor Co Ltd.	Morgan Stanley Capital Services, Inc.	09/06/2026	23,659	6,131
KOSPI 200 index	Morgan Stanley Capital Services, Inc.	09/19/2026	12	(15,574)
NXP Semiconductors NV	Morgan Stanley Capital Services, Inc.	09/23/2026	255	(2,429)
Panasonic Holdings Corp.	Morgan Stanley Capital Services, Inc.	09/06/2026	48,089	(18,779)
Southern Copper Corp.	Morgan Stanley Capital Services, Inc.	09/04/2026	1,362	(25,936)
Invesco STOXX Europe 600 Optimised Automobiles & Parts UCITS ETF	Morgan Stanley Capital Services, Inc.	09/26/2026	1,273	1,571
Tesla, Inc.	Morgan Stanley Capital Services, Inc.	09/06/2026	2,348	(111,577)
Uranium Energy Corp.	Morgan Stanley Capital Services, Inc.	09/27/2026	79,974	11,601
				(142,521)
				104,275

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

	Number of Contracts	Value

Written Option Contracts — (0.0)%

Calls — (0.0)%
Generac Holdings, Inc., Notional Amount $(728,500), Strike Price $155 Expiring 11/15/2024 (United States)	(47)	$(58,750)
Gitlab, Inc., Notional Amount $(468,000), Strike Price $60 Expiring 11/15/2024 (United States)	(78)	(4,524)
Valmont Industries, Inc., Notional Amount $(150,000), Strike Price $250 Expiring 12/20/2024 (United States)	(6)	(27,660)
Total Calls (Premiums received $115,764)		$(90,934)

Puts — (0.0)%
Confluent, Inc., Notional Amount $(189,000), Strike Price $15 Expiring 01/17/2025 (United States)	(126)	$(8,821)
Fortnox AB, Notional Amount $(1,000,000), Strike Price $50 Expiring 11/15/2024 (Sweden)	(200)	(3,740)
Gitlab, Inc., Notional Amount $(80,500), Strike Price $35 Expiring 11/15/2024 (United States)	(23)	(2,300)
Global Payments, Inc., Notional Amount $(1,071,000), Strike Price $85 Expiring 01/17/2025 (United States)	(126)	(19,530)
iShares S&P/TSX 60 Index ETF, Notional Amount $(10,237,675), Strike Price $33.25 Expiring 10/18/2024 (Canada)	(3,079)	(20,490)
ZoomInfo Technologies, Inc., Notional Amount $(31,000), Strike Price $10 Expiring 12/19/2025 (United States)	(31)	(6,510)
Total Puts (Premiums received $87,986)		$(61,391)
Total Written Options (Premiums received $203,750)		$(152,325)

ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CAD	Canadian Dollar
CBT	Chicago Board of Trade
CME	Chicago Mercantile Exchange
CMX	Commodity Market Exchange
DAX	Deutscher Aktien Index
DKK	Danish Krone
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
EUR	Euro
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
LME	London Metals Exchange
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYB	New York Board of Trade
NYM	New York Mercantile Exchange
NYSE	New York Stock Exchange
REIT	Real Estate Investment Trust
SCA	Sociedad en Comandita por Acciónes
SPADR	Sponsored ADR
TSX	Toronto Stock Exchange
USD	US Dollar

TIFF MULTI-ASSET FUND / SCHEDULE OF INVESTMENTS (UNAUDITED)

September 30, 2024

(a)	Non income-producing security.
(b)	Security or a portion thereof is pledged as collateral for securities sold short.
(c)	Security is valued in good faith under TAS’s fair valuation procedures for TIP. The aggregate amount of securities fair valued amounts to $ 157,202,934 which represents 11.98% of the fund's net assets.
(d)	Security in which significant unobservable inputs (Level 3) were used in determining fair value.
(e)	Restricted Securities. The following restricted securities were held by the fund as of September 30, 2024, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted:

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value

U.S. Common Stocks
Swiftmerge Acquisition Corp.		12/15/21	5	$15,358
				15,358
Foreign Common Stocks
Somerset Energy Partners Corp.		04/08/22	31,072	43,321

Warrants
Esports Technologies, Inc.		11/18/21	—	43
Royal Helium Ltd.		12/30/22	—	10,182
Royal Helium Ltd.		06/02/23	—	10,307
				20,532
Convertible Bonds
Royal Helium Ltd.		06/02/23	319,565	317,202
Royal Helium Ltd.		12/30/22 - 06/30/23	187,813	230,693
Synaptive Medical, Inc		11/29/21	120,000	120,000
				667,895
Corporate Bonds
Trillion Energy International, Inc.		04/05/23	337,084	335,539
				335,539
Private Investment Funds
Bellus Ventures II, LP	California Carbon Allowances	10/01/21	12,701,545	15,122,039
Eversept Global Healthcare Fund, LP	Long-Short Global Healthcare	02/01/19	15,833,921	27,185,430
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	597,029	832,704
Helikon Long Short Equity Fund ICAV	Long-Short European	01/01/21	6,996,742	26,802,994
Honeycomb Partners, LP	Long-Short Global	09/01/16-07/01/17	15,510,601	20,138,286
Northwest Feilong Fund, Ltd.	China Credit	05/01/20-09/01/2024	20,000,000	22,590,177
QVT Roviant, LP	Multi-Strategy	01/05/16	1,109,188	5,156,921
Voloridge Fund, LP	Directional	01/01/23	7,164,804	8,309,088
Voloridge Trading Aggressive Fund	Directional	12/01/23-09/01/24	25,000,000	27,892,424
				154,030,063
Preferred Stocks
Synaptive Medical, Inc., Class B		02/03/20-12/29/23	129,999	185,712
				185,712
Total (11.8% of Net Assets)				$155,298,420

(f)	Security or a portion thereof was held on loan. As of September 30, 2024, the aggregate market value of securities on loan was $11,598,631; the total market value of collateral held by the Fund was $12,329,136. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $4,739,932.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with TAS’s fair valuation procedures for TIP. At September 30, 2024 the aggregate value of these securities was $10,004,860, which represents 0.8% of net assets.
(h)	Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.
(i)	Portfolio holdings information of the Private Investment Funds is not available as of September 30, 2024. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized.
(j)	Current yield as of September 30, 2024.
(k)	Represents a security purchased with cash collateral received for securities on loan.
(l)	The fund pays the floating rate.

TIFF MULTI-ASSET FUND NOTES TO SCHEDULE OF INVESTMENTS (UNAUDITED)	September 30, 2024

1. Organization

TIFF Investment Program ("TIP") is a no-load, open-end management investment company that seeks to improve the net investment returns of its shareholders. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of September 30, 2024, TIP consisted of one mutual fund, TIFF Multi-Asset Fund ("MAF" or the "fund") which is diversified, as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

Investment Objective

The fund's investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.

2. Summary of Significant Accounting Policies

The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

The preparation of financial statements in conformity with US generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.

Valuation of Investments

Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical assets and liabilities

Level 2 – other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)

The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIFF Advisory Services, LLC ("TAS") Valuation Committee.

Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers Automated Quotations (‘‘NASDAQ’’) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TAS Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.

Over-the-counter ("OTC") stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.

Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.

Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quoted markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC contracts are typically categorized as Level 2 in the fair value hierarchy.

Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.

MAF invests in both total return equity index and total return basket swaps. The total return equity index swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy. The total return basket swaps are valued at the net value of the reference entity provided by the broker and are typically categorized as Level 2 in the fair value hierarchy.

MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at ‘‘fair value’’. MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF's interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.

3. Investment Valuation and Fair Value Measurements

The following is a summary of the inputs used as of September 30, 2024, in valuing the fund’s assets and liabilities carried at fair value:

TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$857,035,167	$77,218,889	$579,149	$934,833,205
Rights	—	147,997	—	147,997
Warrants+	119,358	529,744	—	649,102
Corporate Bonds	—	—	335,539	335,539
Convertible Bonds	—	1,898,129	437,202	2,335,331
U.S. Treasury Bonds/Notes	—	45,499,763	—	45,499,763
Exchange-Traded Funds and Mutual Funds	106,459,072	—	—	106,459,072
Private Investment Funds	—	—	154,030,063	154,030,063
Preferred Stocks*	—	1,491,368	185,712	1,677,080
Purchased Options	234,154	—	—	234,154
Short-Term Investments	—	162,713,081	—	162,713,081
Unaffiliated Investment Company	7,387,458	—	—	7,387,458
Total Investments in Securities	971,235,209	289,498,971	155,567,665	1,416,301,845
Financial Futures Contracts - Interest Rate Risk	130,773	—	—	130,773
Financial Futures Contracts - Equity Risk	7,006,879	—	—	7,006,879
Financial Futures Contracts - Foreign Currency Risk	1,069,322	—	—	1,069,322
Total Return Swap Contracts (CFD) - Equity Risk	—	291,791	—	291,791
Total Other Financial Instruments	8,206,974	291,791	—	8,498,765
Total Assets	$979,442,183	$289,790,762	$155,567,665	$1,424,800,610
Liabilities
Common Stocks Sold Short*	(136,756,513)	(16,105,964)	(9,325)	(152,871,802)
Financial Futures Contracts - Interest Rate Risk	(23,050)	—	—	(23,050)
Financial Futures Contracts - Equity Risk	(3,652,071)	—	—	(3,652,071)
Financial Futures Contracts - Foreign Currency Risk	(66,018)	—	—	(66,018)
Forward Currency Contracts - Foreign Currency Risk	—	(381,917)	—	(381,917)
Total Return Equity Swap Contracts - Equity Risk	—	(121,207)	—	(121,207)
Total Return Swap Contracts (CFD) - Equity Risk	—	(187,516)	—	(187,516)
Written Options - Equity Risk	(152,325)	—	—	(152,325)
Total Other Financial Instruments	(3,893,464)	(690,640)	—	(4,584,104)
Total Liabilities	$(140,649,977)	$(16,796,604)	$(9,325)	$(157,455,906)

*	Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.
+	There are securities in this category that have a market value of zero and are categorized as Level 3.

The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of December 31, 2023	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of September 30, 2024	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 9/30/24 for the period ended 9/30/24
Common Stocks*	$618,491	$(16)	$(1,048,200)	$1,008,874	$—	$—	$—	$579,149	$(1,048,200)
Warrants*	6,715	—	(6,715)	—	—	—	—	—	—
Private Investment Funds	155,057,479	15,578,811	4,899,623	20,000,000	(41,505,850)	—	—	154,030,063	4,899,623
Preferred Stocks	185,712	—	—	—	—	—	—	185,712	—
Corporate Bonds	342,477	—	(6,938)	—	—	—	—	335,539	(6,938)
Convertible Bonds	443,761	—	(6,559)	—	—	—	—	437,202	(6,559)
Common Stocks Sold Short	—	—	1,894,229	—	(1,903,554)	—	—	(9,325)	1,894,229
Total	$156,654,635	$15,578,795	$5,725,440	$21,008,874	$(43,409,404)	$—	$—	$155,558,340	$5,732,155

*There are securities categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using TAS's fair valuation procedures for TIP. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TAS Valuation Committee.

The TAS Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TAS Valuation Committee meetings.

The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:

Common Stocks, Warrants, Preferred Stocks, Disputed Claims Receipt, Convertible Bonds and Corporate Bonds. Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under TAS's fair valuation procedures for TIP. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer's financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TAS Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.

Private Investment Funds. Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TAS Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TAS Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:

As of September 30, 2024	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stocks	$534,159	Last market price	Discount(%)	20%-100%	83.13%
	44,990	Recent transaction price	Recent transaction price	$0.01 - $0.30	$0.29
Warrants	—	Black- Scholes pricing model	Volatility	35%	35%
Private Investment Funds	154,030,063	Adjusted net asset value	Manager estimated returns	(1.00)% - 4.75%	2.13%
			Manager returns**	(0.01)% - 9.18%	0.95%
Preferred Stocks	185,712	Recent transaction price	Recent transaction price	$2.08	$2.08
Convertible Bonds	437,202	Recent transaction price	Recent transaction price	$75.47-$100	$82.26
Corporate bonds	335,539	Recent transaction price	Recent transaction price	$73.62	$73.62

* Weighted by market value of investments as a percentage of the total market value of Level 3 investments within each valuation methodology.

** Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

The following are descriptions of the measurement uncertainty of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:

Common Stocks, Warrants, Preferred Stocks, Disputed Claims Receipt, Convertible Bonds and Corporate Bonds. The chart above reflects the methodology and significant unobservable inputs of securities held at period ended September 30, 2024. The discounts or estimates for lack of marketability and estimate of future claims or comparable share ratio used to determine fair value may include other factors such as liquidity, volatility, or credit risk. An increase (decrease) in the discount or decrease (increase) estimate of future claims or dividends would result in a lower (higher) fair value measurement.

Private Investment Funds. The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended September 30, 2024. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher (lower) fair value measurement.

The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or "gating" provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.

	Fair Value	Redemption Frequency	Redemption Notice Period
California Carbon Allowances (a)	$15,122,039	quarterly	90 days
Multi-Strategy (b)	5,989,625	illiquid	N/A
Long-Short Global Healthcare (c)	27,185,430	quarterly	45 days
Long-Short European (d)	26,802,994	monthly	60 days
Long-Short Global (e)	20,138,286	quarterly	60 days
China Credit (f)	22,590,177	monthly	45 days
Directional (g)	36,201,512	monthly	30 days
Total	$154,030,063

(a)	This strategy is primarily comprised of investments in California Carbon Allowances.
(b)	This strategy is primarily comprised of capital allocated to various strategies based on risk and return profiles. This strategy includes $5,989,625 of redemption residuals.
(c)	This strategy is primarily comprised of long and short positions in global healthcare securities.
(d)	This strategy is primarily comprised of long and short positions in small and mid-cap European equities.
(e)	This strategy is primarily comprised of long and short positions in global common stocks.
(f)	This strategy is primarily comprised of Chinese convertible bonds.
(g)	This strategy is primarily comprised of global futures, US equities, ETFS, and ADRs selected using quantitative analysis to predict likely short-term price changes.

4. Derivative and Other Financial Instruments

During the period ended September 30, 2024, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, total return basket swaps and total return equity swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for ‘‘hedging’’ when TAS or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets as well as on market conditions, all of which are out of the control of TAS or the money manager.

Financial Futures Contracts

The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund's fixed income holdings to targeted levels.

Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (‘‘initial margin’’). An outstanding futures contract is valued daily, and the payment in cash of ‘‘variation margin’’ will be required, a process known as ‘‘marking to the market’’. Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.

US futures contracts have been designed by exchanges that have been designated as ‘‘contract markets’’ by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.

Swap Contracts

The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers' evolving views of the expected risk/reward of the trade.

At the end of the period, the fund maintained one total return swap contract to gain exposure to the total return of broad indices and one total return basket swap contract to obtain exposure to a portfolio of long and/or short securities.

Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular ‘‘notional amount’’ or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a ‘‘basket’’ of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.

A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.

Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.

Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.

The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.

Options

The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.

Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an ‘‘underlying instrument’’) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.

As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.

As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.

The fund may write ‘‘covered’’ call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.

When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.

Forward Currency Contracts

At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.

A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.

Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

Short Selling

At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.

In ‘‘short selling,’’ the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.

Derivative Disclosure

The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund's derivative instruments grouped by contract type and primary risk exposure category as of September 30, 2024. These derivatives are not accounted for as hedging instruments.

The following table lists the fair values of the fund's derivative holdings as of September 30, 2024, grouped by contract type and risk exposure category:

Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %*	Equity Risk	Quarterly Average %*	Interest Rate Risk	Quarterly Average %*	Total
Asset Derivatives
Purchased Options	Investments in securities, at value	—	—%	234,154	0.03%	—	—%	234,154
Total Return Basket Swap Contracts	Unrealized appreciation on swap contracts	—	—%	—	0.02%	—	—%	—
Total Return Swap Contracts (CFD)	Unrealized appreciation on swap contracts	—	—%	291,791	0.01%	—	—%	291,791
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	—	0.02%	—	—%	—	—%	—
Financial Futures Contracts	Due from broker for futures variation margin**	1,069,322	0.08%	7,006,879	0.33%	130,773	0.05%	8,206,974
Total Value - Assets		1,069,322		7,532,824		130,773		8,732,919
Liability Derivatives
Written Options	Written option, at value	—	—%	(152,325)	-0.01%	—	—%	(152,325)
Total Return Basket Swap Contracts	Unrealized depreciation on swap contracts	—	—%	(121,207)	0.00%	—	—%	(121,207)
Total Return Swap Contracts (CFD)	Unrealized depreciation on swap contracts	—	—%	(187,516)	0.00%	—	—%	(187,516)
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	(381,917)	0.02%	—	—%	—	—%	(381,917)
Financial Futures Contracts	Due to broker for futures variation margin**	(66,018)	0.04%	(3,652,071)	0.26%	(23,050)	0.00%	(3,741,139)
Total Value - Liabilities		(447,935)		(4,113,119)		(23,050)		(4,584,104)

* The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2023 to and including September 30, 2024, the absolute value of the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these four percentages.

** Includes appreciation (depreciation) on the date the contracts are opened through September 30, 2024.

5. Federal Tax Information

The cost of investments, the aggregate gross unrealized appreciation/(depreciation), and the net unrealized appreciation/(depreciation) on investments at September 30, 2024, are as follows:

Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
$255,576,777	$(191,068,208)	$64,508,569	$1,329,966,057

The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark to market on derivatives, mark to market on passive foreign investment companies, partnerships, and tax adjustments related to holding offsetting positions such as constructive sales.

Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2024.

6. Repurchase and Reverse Repurchase Agreements

The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.

In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.

In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian's books cash and/or liquid securities in an amount equal to the amount of the fund's obligation (cost) to repurchase the securities, including accrued interest.

The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of September 30, 2024:

Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received*	Net Amount
Fixed Income Clearing Corp.	$132,120,688	$—	$(132,120,688)	$—
Total	$132,120,688	$—	$(132,120,688)	$—

* Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.

Please see Note 4, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.

7. Concentration of Risks

MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.

The fund engages multiple external money managers, each of which manages a portion of the fund's assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.

The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.

The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.

The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.

The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.

8. Subsequent Events

Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.